Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 2.3%
17,809	(1)	AMC Entertainment Holdings, Inc.	$83,880	0.0
13,106	(1),(2)	AMC Networks, Inc.	323,849	0.1
4,101	(2)	Anterix, Inc.	134,144	0.0
3,878		ATN International, Inc.	194,443	0.0
6,627	(1),(2)	Bandwidth, Inc.	1,156,875	0.2
15,568	(2)	Boingo Wireless, Inc.	158,716	0.0
4,241	(2)	Boston Omaha Corp.	67,856	0.0
8,934	(1),(2)	Cardlytics, Inc.	630,472	0.1
29,717	(2)	Cargurus, Inc.	642,779	0.1
23,539	(1),(2)	Cars.com, Inc.	190,195	0.0
32,914	(2)	Central European Media Enterprises Ltd.	137,910	0.0
17,542	(2)	Cincinnati Bell, Inc.	263,130	0.1
36,456	(1)	Cinemark Holdings, Inc.	364,560	0.1
14,531		Cogent Communications Holdings, Inc.	872,587	0.1
20,223	(1),(2)	comScore, Inc.	41,255	0.0
25,745	(2)	Consolidated Communications Holdings, Inc.	146,489	0.0
447	(1),(2)	Daily Journal Corp.	108,174	0.0
17,761	(2)	DHI Group, Inc.	40,140	0.0
8,643		Emerald Holding, Inc.	17,632	0.0
41,856		Entercom Communications Corp.	67,388	0.0
19,127		Entravision Communications Corp.	29,073	0.0
47,909	(1),(2)	Eros International PLC	105,879	0.0
21,870	(1),(2)	Eventbrite, Inc.	237,289	0.1
4,862	(1),(2)	EverQuote, Inc.	187,868	0.0
19,501	(1)	EW Scripps Co.	223,091	0.0
13,789	(2)	Fluent, Inc.	34,197	0.0
3,598	(1),(2)	Gaia, Inc.	35,368	0.0
44,698		Gannett Co., Inc.	58,107	0.0
46,425	(2)	Glu Mobile, Inc.	356,312	0.1
19,027	(1),(2)	Gogo, Inc.	175,809	0.0
30,115	(2)	Gray Television, Inc.	414,684	0.1
5,183	(2)	Hemisphere Media Group, Inc.	45,040	0.0
5,305	(2)	IDT Corp.	34,907	0.0
20,411	(1),(2)	iHeartMedia, Inc.	165,737	0.0
17,237	(2)	Imax Corp.	206,155	0.0
40,395	(2)	Iridium Communications, Inc.	1,033,304	0.2
62,981	(2)	Liberty Latin America Ltd.	512,665	0.1
14,444	(2)	Liberty Latin America Ltd. - Class A	119,163	0.0
16,083	(2)	Liberty Media Corp. - Braves C	337,904	0.1
25,016	(2)	Liberty TripAdvisor Holdings, Inc.	43,278	0.0
14,119	(1),(2)	LiveXLive Media, Inc.	36,639	0.0
4,517		Loral Space & Communications, Inc.	82,661	0.0
7,872		Marcus Corp.	60,851	0.0
13,795		Meredith Corp.	180,990	0.0
14,222	(1),(2)	MSG Networks, Inc.	136,105	0.0
21,651	(1)	National CineMedia, Inc.	58,782	0.0
7,674	(1),(2)	Ooma, Inc.	100,146	0.0
27,486	(2)	Orbcomm, Inc.	93,452	0.0
17,203	(2)	QuinStreet, Inc.	272,496	0.1
9,972		Scholastic Corp.	209,312	0.0
16,646		Shenandoah Telecommunications Co.	739,665	0.1
14,980	(1)	Sinclair Broadcast Group, Inc.	288,065	0.1
6,153		Spok Holdings, Inc.	58,515	0.0
8,353	(1),(2)	TechTarget, Inc.	367,198	0.1
74,816		TEGNA, Inc.	879,088	0.2
6,153		Tribune Publishing Co.	71,744	0.0
37,070	(1),(2)	TrueCar, Inc.	185,350	0.0
78,765	(2)	Vonage Holdings Corp.	805,766	0.1
18,742	(2)	WideOpenWest, Inc.	97,271	0.0
24,011	(1),(2)	Yelp, Inc.	482,381	0.1
			15,204,781	2.3

		Consumer Discretionary: 13.2%
8,612	(1),(2)	1-800-Flowers.com, Inc.	214,783	0.0
22,863		Aarons, Inc.	1,295,189	0.2
21,297		Abercrombie & Fitch Co. - Class A	296,667	0.1
15,444	(2)	Accel Entertainment, Inc.	165,405	0.0
12,051		Acushnet Holdings Corp.	405,034	0.1
29,917	(2)	Adient plc	518,462	0.1
18,143	(2)	Adtalem Global Education, Inc.	445,229	0.1
38,458	(2)	American Axle & Manufacturing Holdings, Inc.	221,903	0.0
51,397	(1)	American Eagle Outfitters, Inc.	761,190	0.1
4,747	(2)	American Outdoor Brands, Inc.	61,853	0.0
5,360	(2)	American Public Education, Inc.	151,098	0.0
2,159	(2)	America's Car-Mart, Inc.	183,256	0.0
6,571	(1),(2)	Asbury Automotive Group, Inc.	640,344	0.1
7,040	(2)	Aspen Group, Inc./CO	78,637	0.0
17,794	(2)	At Home Group, Inc.	264,419	0.1
4,598		BBX Capital Corp.	61,567	0.0
10,150	(2)	Beazer Homes USA, Inc.	133,980	0.0
43,124	(1)	Bed Bath & Beyond, Inc.	645,998	0.1
13,415	(1)	Big Lots, Inc.	598,309	0.1
476	(2)	Biglari Holdings, Inc. - Class B	42,369	0.0
6,619	(1)	BJ's Restaurants, Inc.	194,863	0.0
29,939	(1)	Bloomin Brands, Inc.	457,169	0.1
9,823	(1),(2)	Boot Barn Holdings, Inc.	276,419	0.1
27,839		Boyd Gaming Corp.	854,379	0.1
15,125		Brinker International, Inc.	646,140	0.1
10,078	(1)	Buckle, Inc.	205,490	0.0
47,204	(2)	Caesars Entertainment, Inc.	2,646,256	0.4
12,818		Caleres, Inc.	122,540	0.0
31,889		Callaway Golf Co.	610,355	0.1
11,310	(1)	Camping World Holdings, Inc.	336,472	0.1
7,443	(1),(2)	CarParts.com, Inc.	80,459	0.0
5,730		Carriage Services, Inc.	127,836	0.0
12,231	(2)	Carrols Restaurant Group, Inc.	78,890	0.0
7,002	(2)	Casper Sleep, Inc.	50,344	0.0
7,830		Cato Corp.	61,231	0.0
3,021	(2)	Cavco Industries, Inc.	544,716	0.1
10,423	(2)	Century Casinos, Inc.	57,118	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

10,193	(2)	Century Communities, Inc.	431,470	0.1
14,589	(1)	Cheesecake Factory	404,699	0.1
40,217		Chico's FAS, Inc.	39,111	0.0
4,834	(1)	Childrens Place, Inc./The	137,044	0.0
12,954		Churchill Downs, Inc.	2,122,124	0.3
5,838	(1),(2)	Chuy's Holdings, Inc.	114,308	0.0
3,861		Citi Trends, Inc.	96,448	0.0
8,751		Clarus Corp.	123,564	0.0
3,305		Collectors Universe, Inc.	163,564	0.0
6,016	(1),(2)	Conn's, Inc.	63,649	0.0
5,300	(2)	Container Store Group, Inc.	32,913	0.0
17,082		Cooper Tire & Rubber Co.	541,499	0.1
5,824	(1),(2)	Cooper-Standard Holdings, Inc.	76,935	0.0
15,303		Core-Mark Holding Co., Inc.	442,716	0.1
8,080	(1)	Cracker Barrel Old Country Store, Inc.	926,453	0.2
22,628	(2)	CROCS, Inc.	966,894	0.2
48,840		Dana, Inc.	601,709	0.1
15,096	(1)	Dave & Buster's Entertainment, Inc.	228,855	0.0
9,467	(2)	Deckers Outdoor Corp.	2,082,835	0.3
11,498	(2)	Del Taco Restaurants, Inc.	94,284	0.0
20,097	(2)	Denny's Corp.	200,970	0.0
21,476	(1)	Designer Brands, Inc.	116,615	0.0
2,659	(1)	Dillards, Inc.	97,107	0.0
5,354	(1)	Dine Brands Global, Inc.	292,275	0.1
9,032	(2)	Dorman Products, Inc.	816,312	0.1
3,179	(2)	Duluth Holdings, Inc.	38,847	0.0
6,855	(1),(2)	El Pollo Loco Holdings, Inc.	111,051	0.0
3,526		Escalade, Inc.	64,491	0.0
8,277		Ethan Allen Interiors, Inc.	112,071	0.0
27,883	(2)	Everi Holdings, Inc.	230,035	0.0
21,331	(1),(2)	Express, Inc.	13,012	0.0
6,879	(2)	Fiesta Restaurant Group, Inc.	64,456	0.0
16,179	(1),(2)	Fossil Group, Inc.	92,867	0.0
13,446	(2)	Fox Factory Holding Corp.	999,441	0.2
7,109		Franchise Group, Inc.	180,284	0.0
7,338	(1),(2)	Funko, Inc.	42,487	0.0
19,775	(1),(2)	GameStop Corp.	201,705	0.0
2,353	(1),(2)	GAN Ltd.	39,766	0.0
4,951	(2)	Genesco, Inc.	106,645	0.0
11,014	(2)	Gentherm, Inc.	450,473	0.1
14,785	(1),(2)	G-III Apparel Group Ltd.	193,831	0.0
6,028	(2)	Golden Entertainment, Inc.	83,367	0.0
77,943		Goodyear Tire & Rubber Co.	597,823	0.1
44,445	(2)	GoPro, Inc.	201,336	0.0
9,092	(2)	Green Brick Partners, Inc.	146,381	0.0
5,944	(1)	Group 1 Automotive, Inc.	525,390	0.1
8,117	(1),(2)	Groupon, Inc.	165,587	0.0
11,757	(2)	GrowGeneration Corp.	187,877	0.0
14,478	(1)	Guess?, Inc.	168,234	0.0
1,902	(1)	Hamilton Beach Brands Holding Co.	36,994	0.0
5,988	(1)	Haverty Furniture Cos., Inc.	125,389	0.0
8,606	(2)	Helen of Troy Ltd.	1,665,433	0.3
5,767	(1),(2)	Hibbett Sports, Inc.	226,182	0.0
29,411	(2)	Hilton Grand Vacations, Inc.	617,043	0.1
4,171		Hooker Furniture Corp.	107,737	0.0
36,282	(2)	Houghton Mifflin Harcourt Co.	62,768	0.0
13,805	(1),(2)	Hudson Ltd.	104,918	0.0
7,876	(2)	Installed Building Products, Inc.	801,383	0.1
34,025		International Game Technology PLC	378,698	0.1
9,439	(1),(2)	iRobot Corp.	716,420	0.1
7,717		Jack in the Box, Inc.	612,035	0.1
1,968		Johnson Outdoors, Inc.	161,160	0.0
13,794	(2)	K12, Inc.	363,334	0.1
29,971		KB Home	1,150,587	0.2
17,299	(1)	Kontoor Brands, Inc.	418,636	0.1
2,461	(2)	Lakeland Industries, Inc.	48,728	0.0
3,431	(2)	Lands' End, Inc.	44,706	0.0
37,044	(2)	Laureate Education Inc.- Class A	491,944	0.1
15,434		La-Z-Boy, Inc.	488,177	0.1
8,354		LCI Industries	887,947	0.1
7,664	(2)	LGI Homes, Inc.	890,327	0.1
4,659		Lifetime Brands, Inc.	44,028	0.0
8,953	(2)	Lindblad Expeditions Holdings, Inc.	76,190	0.0
9,687	(2)	Liquidity Services, Inc.	72,265	0.0
7,599	(1)	Lithia Motors, Inc.	1,732,116	0.3
3,047	(1),(2)	Lovesac Co/The	84,432	0.0
9,871	(2)	Lumber Liquidators Holdings, Inc.	217,656	0.0
9,675	(2)	M/I Homes, Inc.	445,534	0.1
105,486	(1)	Macy's, Inc.	601,270	0.1
35,193	(1),(2)	Magnite, Inc.	244,415	0.0
7,200	(2)	Malibu Boats, Inc.	356,832	0.1
2,375		Marine Products Corp.	37,145	0.0
7,421	(2)	MarineMax, Inc.	190,497	0.0
13,806		Marriott Vacations Worldwide Corp.	1,253,723	0.2
6,471	(2)	MasterCraft Boat Holdings, Inc.	113,178	0.0
17,456		MDC Holdings, Inc.	822,178	0.1
12,688	(2)	Meritage Homes Corp.	1,400,628	0.2
25,414	(1),(2)	Michaels Cos, Inc.	245,372	0.0
17,176	(2)	Modine Manufacturing Co.	107,350	0.0
4,384	(2)	Monarch Casino & Resort, Inc.	195,526	0.0
11,208	(1)	Monro, Inc.	454,709	0.1
6,546	(2)	Motorcar Parts of America, Inc.	101,856	0.0
5,424		Movado Group, Inc.	53,915	0.0
9,364	(2)	Murphy USA, Inc.	1,201,120	0.2
1,066		Nathan's Famous, Inc.	54,632	0.0
27,404	(2)	National Vision Holdings, Inc.	1,047,929	0.2
10,348	(2)	Nautilus, Inc.	177,572	0.0
11,255	(1),(2)	Noodles & Co.	77,322	0.0
17,938		ODP Corp./The	348,894	0.1
15,644	(1)	OneSpaWorld Holdings Ltd.	101,686	0.0
14,409	(1),(2)	Overstock.com, Inc.	1,046,814	0.2
5,599	(1)	Oxford Industries, Inc.	225,976	0.0
11,108		Papa Johns International, Inc.	913,966	0.1
51,647	(1),(2)	Penn National Gaming, Inc.	3,754,737	0.6
24,176	(1),(2)	Perdoceo Education Corp.	295,914	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

6,946	(1)	PetMed Express, Inc.	219,633	0.0
10,332	(2)	PlayAGS, Inc.	36,575	0.0
6,969	(1),(2)	Purple Innovation, Inc.	173,249	0.0
30,489	(2)	Quotient Technology, Inc.	225,009	0.0
3,111	(1)	RCI Hospitality Holdings, Inc.	63,464	0.0
21,374	(1),(2)	RealReal, Inc./The	309,282	0.1
4,424	(1),(2)	Red Robin Gourmet Burgers, Inc.	58,220	0.0
22,606		Red Rock Resorts, Inc.	386,563	0.1
8,072	(1),(2)	Regis Corp.	49,562	0.0
16,683		Rent-A-Center, Inc.	498,655	0.1
5,276	(1),(2)	RH	2,018,703	0.3
2,377		Rocky Brands, Inc.	59,021	0.0
9,453	(1)	Ruth's Hospitality Group, Inc.	104,550	0.0
38,564	(1),(2)	Sally Beauty Holdings, Inc.	335,121	0.1
19,529	(1),(2)	Scientific Games Corp.	681,757	0.1
16,971	(1),(2)	SeaWorld Entertainment, Inc.	334,668	0.1
11,918	(1),(2)	Shake Shack, Inc.	768,473	0.1
3,161	(1)	Shoe Carnival, Inc.	106,146	0.0
6,865		Shutterstock, Inc.	357,255	0.1
17,842	(1)	Signet Jewelers Ltd.	333,645	0.1
18,365	(2)	Skyline Champion Corp.	491,631	0.1
9,256	(2)	Sleep Number Corp.	452,711	0.1
18,991	(1)	Smith & Wesson Brands, Inc.	294,740	0.1
8,221	(1)	Sonic Automotive, Inc.	330,155	0.1
27,580	(2)	Sonos, Inc.	418,664	0.1
15,145	(2)	Sportsman's Warehouse Holdings, Inc.	216,725	0.0
5,714	(2)	Stamps.com, Inc.	1,376,788	0.2
7,201		Standard Motor Products, Inc.	321,525	0.1
27,720		Steven Madden Ltd.	540,540	0.1
19,299	(1),(2)	Stitch Fix, Inc.	523,582	0.1
8,850	(2)	Stoneridge, Inc.	162,574	0.0
7,615		Strategic Education, Inc.	696,544	0.1
5,854		Sturm Ruger & Co., Inc.	358,031	0.1
3,253		Superior Group of Cos, Inc.	75,567	0.0
43,028	(1),(2)	Taylor Morrison Home Corp.	1,058,059	0.2
17,446	(1),(2)	Tenneco, Inc.	121,075	0.0
22,408	(1)	Texas Roadhouse, Inc.	1,362,182	0.2
7,243	(1)	Tilly's, Inc.	43,675	0.0
11,297	(2)	TopBuild Corp.	1,928,285	0.3
44,478	(2)	TRI Pointe Group, Inc.	806,831	0.1
16,602		Tupperware Brands Corp.	334,696	0.1
4,719	(2)	Turtle Beach Corp.	85,886	0.0
6,388		Twin River Worldwide Holdings, Inc.	167,813	0.0
4,953	(2)	Unifi, Inc.	63,597	0.0
4,684	(2)	Universal Electronics, Inc.	176,774	0.0
10,934	(2)	Universal Technical Institute, Inc.	55,545	0.0
23,145	(2)	Urban Outfitters, Inc.	481,647	0.1
6,165	(2)	Vera Bradley, Inc.	37,668	0.0
20,013	(2)	Vista Outdoor, Inc.	403,862	0.1
9,344	(2)	Visteon Corp.	646,792	0.1
24,137	(2)	Vivint Smart Home, Inc.	412,260	0.1
5,114	(2)	VOXX International Corp.	39,327	0.0
28,285	(1),(2)	Waitr Holdings, Inc.	91,078	0.0
2,114		Weyco Group, Inc.	34,183	0.0
10,113	(1)	Wingstop, Inc.	1,381,941	0.2
937		Winmark Corp.	161,333	0.0
10,761		Winnebago Industries	556,021	0.1
27,121		Wolverine World Wide, Inc.	700,807	0.1
31,859	(1),(2)	Workhorse Group, Inc.	805,396	0.1
16,307	(2)	WW International, Inc.	307,713	0.1
5,923	(1),(2)	XPEL, Inc.	154,472	0.0
25,687	(2)	YETI Holdings, Inc.	1,164,135	0.2
7,217	(2)	Zumiez, Inc.	200,777	0.0
			86,429,260	13.2

		Consumer Staples: 3.4%
1,744		Alico, Inc.	49,913	0.0
11,130		Andersons, Inc.	213,362	0.0
22,061	(1)	B&G Foods, Inc.	612,634	0.1
14,043	(2)	BellRing Brands, Inc.	291,252	0.1
46,747	(2)	BJ's Wholesale Club Holdings, Inc.	1,942,338	0.3
5,604	(1)	Calavo Growers, Inc.	371,377	0.1
10,725	(2)	Cal-Maine Foods, Inc.	411,518	0.1
11,997	(2)	Celsius Holdings, Inc.	272,452	0.1
16,791	(2)	Central Garden & Pet Co. - Class A - CENTA	606,827	0.1
9,277	(1),(2)	Chefs' Warehouse Holdings, Inc.	134,887	0.0
1,615	(1)	Coca-Cola Consolidated, Inc.	388,698	0.1
4,156	(2)	Craft Brew Alliance, Inc.	68,574	0.0
54,837	(2)	Darling Ingredients, Inc.	1,975,777	0.3
18,560	(2)	Edgewell Personal Care Co.	517,453	0.1
12,954	(2)	elf Beauty, Inc.	237,965	0.0
10,603		Fresh Del Monte Produce, Inc.	243,021	0.1
13,349	(2)	Freshpet, Inc.	1,490,416	0.2
12,991	(1),(2)	HF Foods Group, Inc.	85,870	0.0
41,265	(1),(2)	Hostess Brands, Inc.	508,797	0.1
4,993	(1)	Ingles Markets, Inc.	189,934	0.0
6,200		Inter Parfums, Inc.	231,570	0.0
5,118	(1)	J&J Snack Foods Corp.	667,336	0.1
3,078		John B Sanfilippo & Son, Inc.	232,020	0.0
6,452	(1)	Lancaster Colony Corp.	1,153,618	0.2
9,943	(2)	Landec Corp.	96,646	0.0
4,709	(1),(2)	Lifevantage Corp.	56,838	0.0
6,082		Limoneira Co.	86,973	0.0
3,844		Medifast, Inc.	632,146	0.1
4,517	(1)	MGP Ingredients, Inc.	179,506	0.0
4,073	(1),(2)	National Beverage Corp.	277,005	0.1
3,060	(1)	Natural Grocers by Vitamin Cottage, Inc.	30,172	0.0
30,716	(2)	NewAge, Inc.	53,139	0.0
1,690		Oil-Dri Corp. of America	60,451	0.0
44,488	(2)	Performance Food Group Co.	1,540,174	0.2
7,895		Pricesmart, Inc.	524,623	0.1
53,058		Primo Water Corp.	753,424	0.1
18,973	(1),(2)	Rite Aid Corp.	180,054	0.0
6,827		Sanderson Farms, Inc.	805,381	0.1
2,317	(2)	Seneca Foods Corp.	82,786	0.0
29,081	(2)	Simply Good Foods Co/The	641,236	0.1
12,399		SpartanNash Co.	202,724	0.0
5,968	(1)	Tootsie Roll Industries, Inc.	184,411	0.0
3,486	(1)	Turning Point Brands, Inc.	97,259	0.0
18,340	(1),(2)	United Natural Foods, Inc.	272,716	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

8,544		Universal Corp.	357,823	0.1
3,997	(1),(2)	USANA Health Sciences, Inc.	294,379	0.1
47,208		Vector Group Ltd.	457,445	0.1
17,923	(2)	Veru, Inc.	46,958	0.0
2,764	(1)	Village Super Market, Inc.	68,022	0.0
2,242	(2)	Vital Farms, Inc.	90,868	0.0
4,704	(1)	WD-40 Co.	890,514	0.1
3,489	(1)	Weis Markets, Inc.	167,472	0.0
			22,028,754	3.4

		Energy: 1.9%
83,417	(1),(2)	Antero Resources Corp.	229,397	0.1
5,261	(1)	Arch Resources, Inc.	223,487	0.1
44,183		Archrock, Inc.	237,704	0.1
11,784		Ardmore Shipping Corp.	41,951	0.0
7,353	(2)	Aspen Aerogels, Inc.	80,515	0.0
23,594		Berry Corp.	74,793	0.0
6,625	(2)	Bonanza Creek Energy, Inc.	124,550	0.0
10,405		Brigham Minerals, Inc.	92,813	0.0
2,189	(2)	Bristow Group, Inc.	46,516	0.0
16,452		Cactus, Inc.	315,714	0.1
63,019	(2)	ChampionX Corp.	503,522	0.1
48,376	(2)	Clean Energy Fuels Corp.	119,972	0.0
75,559	(2)	CNX Resources Corp.	713,277	0.1
4,728	(2)	Comstock Resources, Inc.	20,709	0.0
8,942	(1),(2)	CONSOL Energy, Inc.	39,613	0.0
31,874	(2)	Contango Oil & Gas Co.	42,711	0.0
10,307	(1)	CVR Energy, Inc.	127,601	0.0
21,782		Delek US Holdings, Inc.	242,434	0.1
38,065		DHT Holdings, Inc.	196,415	0.1
9,426	(2)	Diamond S Shipping, Inc.	64,757	0.0
4,999		DMC Global, Inc.	164,667	0.0
11,260	(2)	Dorian L.P.G Ltd.	90,193	0.0
11,989	(2)	Dril-Quip, Inc.	296,848	0.1
39,694	(2)	Energy Fuels, Inc./Canada	66,686	0.0
9,003	(2)	Exterran Corp.	37,452	0.0
11,793		Falcon Minerals Corp.	28,775	0.0
55,294	(2)	Frank's International N.V.	85,153	0.0
40,349	(1)	Frontline Ltd./Bermuda	262,268	0.1
31,604	(1),(2)	Golar LNG Ltd.	191,362	0.0
12,031	(1),(2)	Green Plains, Inc.	186,240	0.0
55,850	(2)	Gulfport Energy Corp.	29,439	0.0
49,062	(1),(2)	Helix Energy Solutions Group, Inc.	118,239	0.0
8,398		International Seaways, Inc.	122,695	0.0
139,087		Kosmos Energy Ltd.	135,693	0.0
20,830	(1)	Liberty Oilfield Services, Inc.	166,432	0.0
44,390	(1),(2)	Magnolia Oil & Gas Corp.	229,496	0.1
38,202	(1),(2)	Matador Resources Co.	315,548	0.1
9,379	(2)	Matrix Service Co.	78,315	0.0
7,222	(2)	Montage Resources Corp.	31,705	0.0
2,429	(1)	Nabors Industries Ltd.	59,365	0.0
8,384	(2)	National Energy Services Reunited Corp.	53,490	0.0
30,700	(2)	Newpark Resources, Inc.	32,235	0.0
7,491	(2)	NextDecade Corp.	22,323	0.0
55,919	(2)	NexTier Oilfield Solutions, Inc.	103,450	0.0
49,564	(1)	Nordic American Tankers Ltd.	172,978	0.0
34,470	(2)	Oceaneering International, Inc.	121,334	0.0
20,970	(2)	Oil States International, Inc.	57,248	0.0
22,504	(2)	Overseas Shipholding Group, Inc.	48,159	0.0
89,532	(1)	Ovintiv, Inc.	730,581	0.1
13,717	(2)	Par Pacific Holdings, Inc.	92,864	0.0
62,145		Patterson-UTI Energy, Inc.	177,113	0.0
33,040	(1)	PBF Energy, Inc.	187,998	0.0
34,487	(2)	PDC Energy, Inc.	427,466	0.1
22,321		Peabody Energy Corp.	51,338	0.0
4,310	(2)	Penn Virginia Corp.	42,453	0.0
27,759	(2)	ProPetro Holding Corp.	112,702	0.0
73,487	(1)	Range Resources Corp.	486,484	0.1
13,071	(1),(2)	Renewable Energy Group, Inc.	698,253	0.1
1,979	(2)	REX American Resources Corp.	129,842	0.0
19,978	(2)	RPC, Inc.	52,742	0.0
17,661	(1)	Scorpio Tankers, Inc.	195,507	0.0
6,521	(2)	SEACOR Holdings, Inc.	189,631	0.0
20,684	(2)	Select Energy Services, Inc.	79,427	0.0
33,230	(1)	SFL Corp. Ltd.	248,893	0.1
38,845		SM Energy Co.	61,764	0.0
10,224	(1)	Solaris Oilfield Infrastructure, Inc.	64,820	0.0
199,511	(2)	Southwestern Energy Co.	468,851	0.1
5,268	(1),(2)	Talos Energy, Inc.	33,979	0.0
50,202	(2)	Tellurian, Inc.	40,001	0.0
14,055	(2)	Tidewater, Inc.	94,309	0.0
200,133	(1),(2)	Transocean Ltd.	161,487	0.0
64,872	(2)	Uranium Energy Corp.	64,664	0.0
25,455		US Silica Holdings, Inc.	76,365	0.0
33,007	(1),(2)	W&T Offshore, Inc.	59,413	0.0
21,584		World Fuel Services Corp.	457,365	0.1
			12,332,551	1.9

		Financials: 14.4%
2,723		1st Constitution Bancorp	32,404	0.0
5,462		1st Source Corp.	168,448	0.0
2,858		ACNB Corp.	59,446	0.0
5,937		Alerus Financial Corp.	116,365	0.0
7,067		Allegiance Bancshares, Inc.	165,156	0.0
5,686	(1)	Altabancorp	114,402	0.0
4,661		Amalgamated Bank	49,313	0.0
1,046		A-Mark Precious Metals, Inc.	35,271	0.0
16,152	(2)	Ambac Financial Group, Inc.	206,261	0.0
7,867	(2)	Amerant Bancorp, Inc.	73,242	0.0
30,918		American Equity Investment Life Holding Co.	679,887	0.1
3,939		American National Bankshares, Inc.	82,404	0.0
22,706		Ameris Bancorp.	517,243	0.1
6,661		Amerisafe, Inc.	382,075	0.1
3,195		Ames National Corp.	53,964	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

36,528		Anworth Mortgage Asset Corp.	59,906	0.0
50,092	(1)	Apollo Commercial Real Estate Finance, Inc.	451,329	0.1
35,837		Arbor Realty Trust, Inc.	411,050	0.1
11,663		Ares Commercial Real Estate Corp.	106,600	0.0
10,995		Argo Group International Holdings Ltd.	378,558	0.1
14,150		Arlington Asset Investment Corp.	40,186	0.0
21,896		ARMOUR Residential REIT, Inc.	208,231	0.0
5,206		Arrow Financial Corp.	130,619	0.0
18,862		Artisan Partners Asset Management, Inc.	735,429	0.1
5,837	(2)	Assetmark Financial Holdings, Inc.	126,896	0.0
7,714	(2)	Atlantic Capital Bancshares, Inc.	87,554	0.0
26,938		Atlantic Union Bankshares Corp.	575,665	0.1
1,978	(2)	Atlanticus Holdings Corp.	23,538	0.0
928		Auburn National BanCorp, Inc.	33,649	0.0
20,130	(1),(2)	Axos Financial, Inc.	469,230	0.1
7,203		B. Riley Financial, Inc.	180,507	0.0
15,783		Banc of California, Inc.	159,724	0.0
6,722	(1)	Bancfirst Corp.	274,526	0.1
10,628		Banco Latinoamericano de Comercio Exterior SA	129,130	0.0
18,253	(2)	Bancorp, Inc.	157,706	0.0
34,006	(1)	BancorpSouth Bank	659,036	0.1
2,217		Bank First Corp.	130,138	0.0
5,181		Bank of Commerce Holdings	36,112	0.0
5,148		Bank of Marin Bancorp	149,086	0.0
17,468		Bank of NT Butterfield & Son Ltd.	389,187	0.1
5,040		BankFinancial Corp.	36,389	0.0
31,058		BankUnited, Inc.	680,481	0.1
12,067		Banner Corp.	389,281	0.1
5,459		Bar Harbor Bankshares	112,182	0.0
3,512	(2)	Baycom Corp.	36,174	0.0
15,704		Berkshire Hills Bancorp, Inc.	158,767	0.0
102,897		BGC Partners, Inc.	246,953	0.0
46,349	(1)	Blackstone Mortgage Trust, Inc.	1,018,288	0.2
17,568	(2)	Blucora, Inc.	165,491	0.0
27,644		Boston Private Financial Holdings, Inc.	152,595	0.0
6,357		Bridge Bancorp, Inc.	110,802	0.0
8,894	(2)	Bridgewater Bancshares, Inc.	84,404	0.0
21,145		Brightsphere Investment Group, Inc.	272,770	0.1
44,367		Broadmark Realty Capital, Inc.	437,459	0.1
28,159		Brookline Bancorp, Inc.	243,435	0.0
10,635	(2)	BRP Group, Inc.	264,918	0.1
7,290		Bryn Mawr Bank Corp.	181,302	0.0
4,685		Business First Bancshares, Inc.	70,275	0.0
8,913		Byline Bancorp, Inc.	100,539	0.0
1,108		C&F Financial Corp.	32,908	0.0
42,274		Cadence BanCorp	363,134	0.1
2,772	(1),(2)	California Bancorp, Inc.	31,407	0.0
2,292		Cambridge Bancorp	121,843	0.0
5,506		Camden National Corp.	166,419	0.0
29,068	(2)	Cannae Holdings, Inc.	1,083,074	0.2
5,153		Capital City Bank Group, Inc.	96,825	0.0
46,253		Capitol Federal Financial, Inc.	428,534	0.1
6,197		Capstar Financial Holdings, Inc.	60,793	0.0
33,003		Capstead Mortgage Corp.	185,477	0.0
7,804		Carter Bank & Trust	51,897	0.0
25,861		Cathay General Bancorp.	560,666	0.1
6,800		CBTX, Inc.	111,112	0.0
10,156		Central Pacific Financial Corp.	137,817	0.0
4,176		Central Valley Community Bancorp	51,574	0.0
1,082		Century Bancorp, Inc./MA	71,131	0.0
997		Chemung Financial Corp.	28,783	0.0
5,574		Cherry Hill Mortgage Investment Corp.	50,055	0.0
63,610		Chimera Investment Corp.	521,602	0.1
2,739		ChoiceOne Financial Services, Inc.	71,269	0.0
33,068		CIT Group, Inc.	585,634	0.1
4,932		Citizens & Northern Corp.	80,096	0.0
17,754	(1),(2)	Citizens, Inc.	98,357	0.0
5,614	(1)	City Holding Co.	323,423	0.1
5,722		Civista Bancshares, Inc.	71,639	0.0
5,315		CNB Financial Corp.	79,034	0.0
47,760		CNO Financial Group, Inc.	766,070	0.1
2,603	(2)	Coastal Financial Corp./WA	31,887	0.0
3,324		Codorus Valley Bancorp, Inc.	43,544	0.0
8,373		Cohen & Steers, Inc.	466,711	0.1
29,550		Colony Credit Real Estate, Inc.	145,090	0.0
24,668		Columbia Banking System, Inc.	588,332	0.1
18,966	(2)	Columbia Financial, Inc.	210,523	0.0
17,483	(1)	Community Bank System, Inc.	952,124	0.2
7,660		Community Bankers Trust Corp.	38,913	0.0
2,333		Community Financial Corp./The	49,810	0.0
6,013		Community Trust Bancorp, Inc.	169,927	0.0
12,686		ConnectOne Bancorp, Inc.	178,492	0.0
1,961	(1)	County Bancorp, Inc.	36,867	0.0
9,708	(1)	Cowen, Inc.	157,949	0.0
4,835		Crawford & Co.	31,621	0.0
16,650	(2)	CrossFirst Bankshares, Inc.	144,688	0.0
5,981	(1)	Curo Group Holdings Corp.	42,166	0.0
9,934	(2)	Customers Bancorp, Inc.	111,261	0.0
44,370		CVB Financial Corp.	737,873	0.1
1,161		Diamond Hill Investment Group, Inc.	146,658	0.0
10,981		Dime Community Bancshares	124,195	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

3,832		Donegal Group, Inc.	53,916	0.0
10,808	(2)	Donnelley Financial Solutions, Inc.	144,395	0.0
8,481	(1)	Dynex Capital, Inc.	128,996	0.0
11,181		Eagle Bancorp, Inc.	299,539	0.1
8,699	(1),(2)	eHealth, Inc.	687,221	0.1
14,638		Ellington Financial, Inc.	179,462	0.0
10,149		Employers Holdings, Inc.	307,007	0.1
10,618	(1),(2)	Encore Capital Group, Inc.	409,749	0.1
9,978	(2)	Enova International, Inc.	163,539	0.0
4,056	(2)	Enstar Group Ltd.	655,044	0.1
3,325		Enterprise Bancorp, Inc./MA	69,891	0.0
8,790		Enterprise Financial Services Corp.	239,703	0.0
5,351	(2)	Equity Bancshares, Inc.	82,940	0.0
2,164	(2)	Esquire Financial Holdings, Inc.	32,460	0.0
2,732		ESSA Bancorp, Inc.	33,686	0.0
37,264		Essent Group Ltd.	1,379,141	0.2
17,579	(2)	Ezcorp, Inc.	88,422	0.0
3,965		Farmers & Merchants Bancorp, Inc./Archbold OH	79,340	0.0
10,042		Farmers National Banc Corp.	109,659	0.0
10,952		FB Financial Corp.	275,114	0.1
3,504		FBL Financial Group, Inc.	168,893	0.0
3,248		Federal Agricultural Mortgage Corp.	206,768	0.0
32,707		Federated Hermes, Inc.	703,528	0.1
1,472		Fidelity D&D Bancorp, Inc.	71,701	0.0
5,764		Financial Institutions, Inc.	88,766	0.0
3,719		First Bancorp, Inc./ME	78,397	0.0
73,011		First BanCorp. Puerto Rico	381,117	0.1
10,442		First BanCorp. Southern Pines NC	218,551	0.0
7,342		First Bancshares, Inc./The	153,962	0.0
5,194		First Bank/Hamilton NJ	32,203	0.0
18,558		First Busey Corp.	294,887	0.1
2,610		First Business Financial Services, Inc.	37,297	0.0
1,239		First Capital, Inc.	69,446	0.0
3,719		First Choice Bancorp	49,425	0.0
34,502		First Commonwealth Financial Corp.	267,045	0.1
6,647	(1)	First Community Bancshares, Inc.	119,978	0.0
33,599		First Financial Bancorp.	403,356	0.1
43,886	(1)	First Financial Bankshares, Inc.	1,224,858	0.2
4,995		First Financial Corp.	156,843	0.0
14,201		First Foundation, Inc.	185,607	0.0
3,353		First Internet Bancorp	49,390	0.0
14,295		First Interstate Bancsystem, Inc.	455,296	0.1
18,626		First Merchants Corp.	431,378	0.1
5,637		First Mid Bancshares, Inc.	140,643	0.0
37,254		First Midwest Bancorp., Inc.	401,598	0.1
2,447		First Northwest Bancorp	24,225	0.0
8,796		First of Long Island Corp.	130,269	0.0
13,776		FirstCash, Inc.	788,125	0.1
12,325		Flagstar Bancorp, Inc.	365,190	0.1
9,507		Flushing Financial Corp.	100,014	0.0
5,435		FNCB Bancorp, Inc.	28,914	0.0
10,849	(2)	Focus Financial Partners, Inc.	355,739	0.1
1,406		FS Bancorp, Inc.	57,646	0.0
54,242		Fulton Financial Corp.	506,078	0.1
4,197	(2)	FVCBankcorp, Inc.	41,970	0.0
171,709	(2)	Genworth Financial, Inc.	575,225	0.1
9,179		German American Bancorp, Inc.	249,118	0.1
32,523		Glacier Bancorp., Inc.	1,042,362	0.2
4,526		Goosehead Insurance, Inc.	391,906	0.1
18,812		Granite Point Mortgage Trust, Inc.	133,377	0.0
5,519	(1)	Great Ajax Corp.	45,752	0.0
4,128		Great Southern Bancorp., Inc.	149,516	0.0
19,608		Great Western Bancorp, Inc.	244,120	0.0
17,405	(2)	Green Dot Corp.	880,867	0.1
5,223		Greenhill & Co., Inc.	59,281	0.0
11,019	(1),(2)	Greenlight Capital Re Ltd.	74,158	0.0
2,965		Guaranty Bancshares, Inc./TX	73,799	0.0
8,588		Hamilton Lane, Inc.	554,699	0.1
29,116		Hancock Whitney Corp.	547,672	0.1
10,609		Hanmi Financial Corp.	87,100	0.0
24,964	(1)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,055,228	0.2
21,064		HarborOne Bancorp, Inc.	169,986	0.0
1,846		Hawthorn Bancshares, Inc.	34,963	0.0
2,241	(1)	HCI Group, Inc.	110,459	0.0
12,391		Heartland Financial USA, Inc.	371,668	0.1
20,627		Heritage Commerce Corp.	137,273	0.0
12,910		Heritage Financial Corp.	237,415	0.0
9,078		Heritage Insurance Holdings, Inc.	91,869	0.0
24,472		Hilltop Holdings, Inc.	503,634	0.1
512		Hingham Institution for Savings	94,208	0.0
2,655		Home Bancorp, Inc.	64,118	0.0
52,330	(1)	Home Bancshares, Inc./Conway AR	793,323	0.1
8,074		HomeStreet, Inc.	207,986	0.0
5,999		HomeTrust Bancshares, Inc.	81,466	0.0
40,109		Hope Bancorp, Inc.	304,227	0.1
14,407		Horace Mann Educators Corp.	481,194	0.1
14,404		Horizon Bancorp, Inc.	145,336	0.0
15,401		Houlihan Lokey, Inc.	909,429	0.2
4,360	(2)	Howard Bancorp, Inc.	39,153	0.0
1,660		Independence Holding Co.	62,599	0.0
11,344		Independent Bank Corp.	594,199	0.1
7,832		Independent Bank Corp. Michigan	98,448	0.0
12,363		Independent Bank Group, Inc.	546,197	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

18,183		International Bancshares Corp.	473,849	0.1
62,658	(1)	Invesco Mortgage Capital, Inc.	169,803	0.0
3,190		Investar Holding Corp.	40,896	0.0
77,419		Investors Bancorp, Inc.	562,062	0.1
474		Investors Title Co.	61,648	0.0
10,184		James River Group Holdings Ltd.	453,494	0.1
27,975		Kearny Financial Corp./MD	201,700	0.0
7,170		Kinsale Capital Group, Inc.	1,363,591	0.2
10,447	(1)	KKR Real Estate Finance Trust, Inc.	172,689	0.0
36,346		Ladder Capital Corp.	258,784	0.1
18,867		Lakeland Bancorp, Inc.	187,727	0.0
8,662		Lakeland Financial Corp.	356,874	0.1
4,441		LCNB Corp.	60,620	0.0
23,251	(2)	LendingClub Corp.	109,512	0.0
9,738	(1)	Live Oak Bancshares, Inc.	246,664	0.0
6,572		Luther Burbank Corp.	54,876	0.0
9,791		Macatawa Bank Corp.	63,935	0.0
20,566	(1),(2)	MBIA, Inc.	124,630	0.0
5,930		Mercantile Bank Corp.	106,859	0.0
3,211		Merchants Bancorp/IN	63,289	0.0
17,651		Meridian Bancorp, Inc.	182,688	0.0
11,867		Meta Financial Group, Inc.	228,084	0.0
6,023		Metrocity Bankshares, Inc.	79,323	0.0
2,742	(2)	Metropolitan Bank Holding Corp.	76,776	0.0
153,312		MFA Financial, Inc.	410,876	0.1
2,298		Mid Penn Bancorp, Inc.	39,778	0.0
7,776		Midland States Bancorp, Inc.	99,922	0.0
5,237		MidWestOne Financial Group, Inc.	93,585	0.0
1,559	(2)	MMA Capital Holdings, Inc.	35,093	0.0
18,096	(1)	Moelis & Co.	635,893	0.1
26,417	(2)	Mr Cooper Group, Inc.	589,627	0.1
3,207		MVB Financial Corp.	51,216	0.0
10,520		National Bank Holdings Corp.	276,150	0.1
2,267		National Bankshares, Inc.	57,423	0.0
23,308		National General Holdings Corp.	786,645	0.1
871		National Western Life Group, Inc.	159,193	0.0
63,706		Navient Corp.	538,316	0.1
14,722		NBT Bancorp., Inc.	394,844	0.1
5,838		Nelnet, Inc.	351,739	0.1
130,921	(1)	New York Mortgage Trust, Inc.	333,849	0.1
3,435	(2)	NI Holdings, Inc.	58,017	0.0
3,522	(1),(2)	Nicolet Bankshares, Inc.	192,336	0.0
25,283	(2)	NMI Holdings, Inc.	450,037	0.1
2,773		Northeast Bank	51,023	0.0
16,784	(1)	Northfield Bancorp, Inc.	153,070	0.0
1,854		Northrim BanCorp, Inc.	47,258	0.0
40,030		Northwest Bancshares, Inc.	368,276	0.1
2,123		Norwood Financial Corp.	51,631	0.0
2,146	(1)	Oak Valley Bancorp	24,593	0.0
19,707		OceanFirst Financial Corp.	269,789	0.1
17,650		OFG Bancorp	219,919	0.0
1,167		Ohio Valley Banc Corp.	24,110	0.0
56,168		Old National Bancorp.	705,470	0.1
10,346		Old Second Bancorp, Inc.	77,543	0.0
7,024	(2)	Oportun Financial Corp.	82,813	0.0
3,248		Oppenheimer Holdings, Inc.	72,495	0.0
24,172	(1)	Orchid Island Capital, Inc.	121,102	0.0
7,555		Origin Bancorp, Inc.	161,375	0.0
3,774		Orrstown Financial Services, Inc.	48,307	0.0
27,589		Pacific Premier Bancorp, Inc.	555,642	0.1
6,690	(2)	Palomar Holdings, Inc.	697,366	0.1
4,719	(1)	Park National Corp.	386,769	0.1
3,913		Parke Bancorp, Inc.	46,721	0.0
3,853		PCB Bancorp	33,868	0.0
5,623		PCSB Financial Corp.	67,870	0.0
7,010		Peapack-Gladstone Financial Corp.	106,201	0.0
2,613		Penns Woods Bancorp, Inc.	51,868	0.0
14,525		PennyMac Financial Services, Inc.	844,193	0.1
34,110		PennyMac Mortgage Investment Trust	548,148	0.1
6,869		Peoples Bancorp., Inc.	131,129	0.0
2,513		Peoples Financial Services Corp.	87,352	0.0
6,106		Piper Sandler Cos	445,738	0.1
8,069		PJT Partners, Inc.	489,062	0.1
15,428	(2)	PRA Group, Inc.	616,349	0.1
5,025		Preferred Bank/Los Angeles CA	161,403	0.0
4,865		Premier Financial Bancorp, Inc.	52,542	0.0
13,449		Premier Financial Corp.	209,468	0.0
18,477		ProAssurance Corp.	288,980	0.1
2,881		Protective Insurance Corp.	37,828	0.0
25,132		Provident Financial Services, Inc.	306,610	0.1
3,030		Prudential Bancorp, Inc.	31,936	0.0
6,088		Pzena Investment Management, Inc.	32,632	0.0
5,698		QCR Holdings, Inc.	156,182	0.0
64,927		Radian Group, Inc.	948,583	0.2
5,926		RBB Bancorp	67,201	0.0
13,703		Ready Capital Corp.	153,474	0.0
1,344		Red River Bancshares, Inc.	57,792	0.0
39,869		Redwood Trust, Inc.	299,815	0.1
2,906	(2)	Regional Management Corp.	48,414	0.0
5,674		Reliant Bancorp, Inc.	82,273	0.0
18,927		Renasant Corp.	430,021	0.1
3,788		Republic Bancorp., Inc.	106,670	0.0
5,109		Richmond Mutual Bancorporation, Inc.	54,053	0.0
13,544	(1)	RLI Corp.	1,134,039	0.2
13,534		S&T Bancorp, Inc.	239,416	0.0
7,886	(1)	Safeguard Scientifics, Inc.	43,215	0.0
5,172		Safety Insurance Group, Inc.	357,333	0.1
16,236		Sandy Spring Bancorp, Inc.	374,727	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

6,426		Sculptor Capital Management, Inc.	75,441	0.0
17,858	(2)	Seacoast Banking Corp. of Florida	321,980	0.1
20,048		Selective Insurance Group	1,032,272	0.2
8,294	(1),(2)	Selectquote, Inc.	167,953	0.0
16,662	(1)	ServisFirst Bancshares, Inc.	567,008	0.1
3,983		Shore Bancshares, Inc.	43,733	0.0
5,197		Sierra Bancorp.	87,258	0.0
3,572		Silvercrest Asset Management Group, Inc.	37,363	0.0
5,734	(2)	Silvergate Capital Corp.	82,570	0.0
37,124	(1)	Simmons First National Corp.	588,601	0.1
5,262		SmartFinancial, Inc.	71,511	0.0
3,857		South Plains Financial, Inc.	47,865	0.0
23,819		South State Corp.	1,146,885	0.2
2,587	(2)	Southern First Bancshares, Inc.	62,476	0.0
2,700		Southern Missouri Bancorp, Inc.	63,666	0.0
6,904		Southern National Bancorp of Virginia, Inc.	59,927	0.0
11,035		Southside Bancshares, Inc.	269,585	0.1
4,943	(2)	Spirit of Texas Bancshares, Inc.	55,164	0.0
6,185		State Auto Financial Corp.	85,106	0.0
8,275		Stewart Information Services Corp.	361,866	0.1
22,743	(1)	Stifel Financial Corp.	1,149,886	0.2
7,401	(1)	Stock Yards Bancorp, Inc.	251,930	0.1
5,650	(2)	StoneX Group, Inc.	289,054	0.1
4,008		Summit Financial Group, Inc.	59,358	0.0
2,946		Territorial Bancorp, Inc.	59,598	0.0
17,279	(2)	Texas Capital Bancshares, Inc.	537,895	0.1
27,237	(2)	Third Point Reinsurance Ltd.	189,297	0.0
2,410		Timberland Bancorp, Inc./WA	43,380	0.0
8,916		Tiptree Financial, Inc.	44,134	0.0
5,161		Tompkins Financial Corp.	293,196	0.1
23,320		TowneBank/Portsmouth VA	382,448	0.1
19,794		TPG RE Finance Trust, Inc.	167,457	0.0
9,676		Trico Bancshares	236,965	0.0
10,056	(2)	Tristate Capital Holdings, Inc.	133,141	0.0
7,944	(2)	Triumph Bancorp, Inc.	247,376	0.0
10,173	(1),(2)	Trupanion, Inc.	802,650	0.1
34,072		Trustco Bank Corp.	177,856	0.0
21,901		Trustmark Corp.	468,900	0.1
93,081		Two Harbors Investment Corp.	473,782	0.1
14,865		UMB Financial Corp.	728,534	0.1
41,935		United Bankshares, Inc.	900,344	0.1
26,878		United Community Banks, Inc./GA	455,045	0.1
7,584		United Fire Group, Inc.	154,107	0.0
7,286		United Insurance Holdings Corp.	44,153	0.0
2,703		Unity Bancorp, Inc.	31,301	0.0
10,022	(1)	Universal Insurance Holdings, Inc.	138,704	0.0
11,037		Univest Financial Corp.	158,602	0.0
133,087		Valley National Bancorp	911,646	0.2
17,167		Veritex Holdings, Inc.	292,354	0.1
2,584		Virtus Investment Partners, Inc.	358,272	0.1
22,151	(1)	Waddell & Reed Financial, Inc.	328,942	0.1
9,678		Walker & Dunlop, Inc.	512,934	0.1
26,037		Washington Federal, Inc.	543,132	0.1
5,604		Washington Trust Bancorp, Inc.	171,819	0.0
8,831		Waterstone Financial, Inc.	136,792	0.0
6,054	(2)	Watford Holdings Ltd.	138,879	0.0
22,416		WesBanco, Inc.	478,806	0.1
5,758		West BanCorp, Inc.	91,207	0.0
9,016		Westamerica Bancorp.	490,020	0.1
17,960	(1)	Western Asset Mortgage Capital Corp.	36,638	0.0
8,864		Western New England Bancorp, Inc.	49,904	0.0
49,018		WisdomTree Investments, Inc.	156,858	0.0
1,627	(1),(2)	World Acceptance Corp.	171,730	0.0
17,583		WSFS Financial Corp.	474,214	0.1
			94,400,878	14.4

		Health Care: 21.0%
26,001	(1),(2)	1Life Healthcare, Inc.	737,388	0.1
2,117	(2)	89bio, Inc.	54,322	0.0
21,422	(2)	Abeona Therapeutics, Inc.	21,850	0.0
10,558	(1),(2)	Accelerate Diagnostics, Inc.	112,548	0.0
2,926	(1),(2)	Accolade, Inc.	113,734	0.0
31,649	(2)	Accuray, Inc.	75,958	0.0
26,434	(2)	AcelRx Pharmaceuticals, Inc.	37,536	0.0
2,603	(2)	Acutus Medical, Inc.	77,569	0.0
7,738	(2)	AdaptHealth Corp.	168,766	0.0
4,840	(2)	Addus HomeCare Corp.	457,428	0.1
29,016	(2)	Adverum Biotechnologies, Inc.	298,865	0.1
24,313	(1),(2)	ADMA Biologics, Inc.	58,108	0.0
22,950	(2)	Aduro Biotech, Inc.	55,768	0.0
15,328	(1),(2)	Aeglea BioTherapeutics, Inc.	108,676	0.0
14,694	(1),(2)	Aerie Pharmaceuticals, Inc.	172,948	0.0
25,520	(2)	Affimed NV	86,513	0.0
50,446	(1),(2)	Agenus, Inc.	201,784	0.0
23,899	(2)	Agile Therapeutics, Inc.	72,653	0.0
15,977	(2)	Aimmune Therapeutics, Inc.	550,408	0.1
5,675	(2)	Akcea Therapeutics, Inc.	102,944	0.0
47,558	(2)	Akebia Therapeutics, Inc.	119,371	0.0
4,407	(2)	Akero Therapeutics, Inc.	135,692	0.0
4,050	(2)	Akouos, Inc.	92,623	0.0
4,797	(2)	Albireo Pharma, Inc.	160,076	0.0
15,989	(1),(2)	Alector, Inc.	168,444	0.0
8,398	(1),(2)	Allakos, Inc.	684,017	0.1
17,526	(1),(2)	Allogene Therapeutics, Inc.	660,905	0.1
5,495	(2)	Allovir, Inc.	151,112	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

56,017	(2)	Allscripts Healthcare Solutions, Inc.	455,978	0.1
15,571	(1),(2)	Alphatec Holdings, Inc.	103,391	0.0
2,713	(1),(2)	ALX Oncology Holdings, Inc.	102,389	0.0
11,795	(1),(2)	AMAG Pharmaceuticals, Inc.	110,873	0.0
6,151	(2)	American Renal Associates Holdings, Inc.	42,442	0.0
88,312	(1),(2)	Amicus Therapeutics, Inc.	1,246,965	0.2
15,897	(1),(2)	AMN Healthcare Services, Inc.	929,339	0.2
36,933	(1),(2)	Amneal Pharmaceuticals, Inc.	143,300	0.0
12,853	(2)	Amphastar Pharmaceuticals, Inc.	240,994	0.1
8,554	(2)	AnaptysBio, Inc.	126,171	0.0
18,569	(1),(2)	Anavex Life Sciences Corp.	84,489	0.0
13,049	(2)	Angiodynamics, Inc.	157,371	0.0
3,223	(2)	ANI Pharmaceuticals, Inc.	90,921	0.0
4,853	(1),(2)	Anika Therapeutics, Inc.	171,748	0.0
4,212	(1),(2)	Annexon, Inc.	127,329	0.0
59,179	(2)	Antares Pharma, Inc.	159,783	0.0
20,857	(2)	Apellis Pharmaceuticals, Inc.	629,256	0.1
4,514	(2)	Apollo Medical Holdings, Inc.	80,981	0.0
8,400	(2)	Applied Genetic Technologies Corp./DE	40,824	0.0
3,765	(2)	Applied Molecular Transport, Inc.	119,802	0.0
4,658	(2)	Applied Therapeutics, Inc.	96,700	0.0
2,445	(1),(2)	Aprea Therapeutics, Inc.	58,827	0.0
10,334	(2)	Aptinyx, Inc.	34,929	0.0
12,594	(2)	Apyx Medical Corp.	59,318	0.0
7,976	(1),(2)	Aquestive Therapeutics, Inc.	38,723	0.0
4,406	(1),(2)	Aravive, Inc.	20,708	0.0
5,413	(1),(2)	Arcturus Therapeutics Holdings, Inc.	232,218	0.0
14,166	(1),(2)	Arcus Biosciences, Inc.	242,805	0.1
5,884	(1),(2)	Arcutis Biotherapeutics, Inc.	172,401	0.0
25,978	(2)	Ardelyx, Inc.	136,385	0.0
19,398	(2)	Arena Pharmaceuticals, Inc.	1,450,776	0.2
34,356	(1),(2)	Arrowhead Pharmaceuticals, Inc.	1,479,369	0.2
10,157	(2)	Arvinas, Inc.	239,807	0.1
26,244	(2)	Aspira Women's Health, Inc.	80,963	0.0
10,799	(2)	Assembly Biosciences, Inc.	177,536	0.0
24,098	(1),(2)	Atara Biotherapeutics, Inc.	312,310	0.1
22,274	(1),(2)	Athenex, Inc.	269,515	0.1
60,149	(1),(2)	Athersys, Inc.	117,291	0.0
9,235	(1),(2)	Atreca, Inc.	129,013	0.0
13,548	(2)	AtriCure, Inc.	540,565	0.1
497		Atrion Corp.	311,122	0.1
16,535	(2)	Avanos Medical, Inc.	549,293	0.1
6,671	(2)	AVEO Pharmaceuticals, Inc.	39,626	0.0
20,539	(1),(2)	Avid Bioservices, Inc.	156,507	0.0
5,083	(2)	Avidity Biosciences, Inc.	143,086	0.0
10,851	(1),(2)	Avrobio, Inc.	141,280	0.0
6,871	(2)	Axcella Health, Inc.	31,744	0.0
12,642	(2)	AxoGen, Inc.	147,026	0.0
10,488	(1),(2)	Axonics Modulation Technologies, Inc.	535,308	0.1
9,606	(1),(2)	Axsome Therapeutics, Inc.	684,428	0.1
11,625	(1),(2)	Beam Therapeutics, Inc.	286,208	0.1
5,830	(2)	Beyond Air, Inc.	30,258	0.0
4,898	(2)	Beyondspring, Inc.	65,192	0.0
58,775	(1),(2)	BioCryst Pharmaceuticals, Inc.	201,892	0.0
31,217	(2)	BioDelivery Sciences International, Inc.	116,439	0.0
16,293	(1),(2)	Biohaven Pharmaceutical Holding Co. Ltd.	1,059,208	0.2
3,999	(1),(2)	BioLife Solutions, Inc.	115,731	0.0
6,885	(2)	BioSig Technologies, Inc.	33,943	0.0
2,265	(2)	BioSpecifics Technologies Corp.	119,660	0.0
11,584	(1),(2)	BioTelemetry, Inc.	527,999	0.1
3,924	(1),(2)	Bioxcel Therapeutics, Inc.	170,145	0.0
5,627	(2)	Black Diamond Therapeutics, Inc.	170,104	0.0
18,804	(2)	Blueprint Medicines Corp.	1,743,131	0.3
9,391	(2)	BrainStorm Cell Therapeutics, Inc.	158,896	0.0
25,042	(1),(2)	Bridgebio Pharma, Inc.	939,576	0.2
63,475	(2)	Brookdale Senior Living, Inc.	161,227	0.0
5,130	(2)	Cabaletta Bio, Inc.	55,609	0.0
23,068	(2)	Calithera Biosciences, Inc.	79,585	0.0
13,023	(1)	Cantel Medical Corp.	572,231	0.1
14,521	(1),(2)	Cara Therapeutics, Inc.	184,780	0.0
12,093	(2)	Cardiovascular Systems, Inc.	475,860	0.1
15,683	(2)	CareDx, Inc.	595,013	0.1
21,010	(2)	CASI Pharmaceuticals, Inc.	32,145	0.0
8,613	(1),(2)	Cassava Sciences, Inc.	99,136	0.0
3,803	(2)	Castle Biosciences, Inc.	195,664	0.0
5,622	(2)	Catabasis Pharmaceuticals, Inc.	34,800	0.0
6,731	(2)	Catalyst Biosciences, Inc.	28,943	0.0
33,433	(1),(2)	Catalyst Pharmaceuticals, Inc.	99,296	0.0
4,820	(2)	Cellular Biomedicine Group, Inc.	88,399	0.0
11,340	(1),(2)	CEL-SCI Corp.	144,585	0.0
2,964	(2)	Centogene NV	28,039	0.0
55,671	(2)	Cerus Corp.	348,500	0.1
14,628	(1),(2)	Checkpoint Therapeutics, Inc.	39,203	0.0
7,291	(1),(2)	Chembio Diagnostics, Inc.	35,434	0.0
16,560	(2)	ChemoCentryx, Inc.	907,488	0.2
13,462	(1),(2)	Chiasma, Inc.	57,887	0.0
16,768	(2)	Chimerix, Inc.	41,752	0.0
14,399	(1),(2)	ChromaDex Corp.	57,740	0.0
10,882	(2)	Cidara Therapeutics, Inc.	31,014	0.0
27,792	(1),(2)	Clovis Oncology, Inc.	162,027	0.0
19,148	(2)	Codexis, Inc.	224,798	0.0
8,848	(1),(2)	Co-Diagnostics, Inc.	120,244	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

21,372	(1),(2)	Coherus Biosciences, Inc.	391,962	0.1
11,860	(2)	Collegium Pharmaceutical, Inc.	246,925	0.1
29,800	(2)	Community Health Systems, Inc.	125,756	0.0
4,843		Computer Programs & Systems, Inc.	133,715	0.0
10,083	(2)	Concert Pharmaceuticals, Inc.	99,015	0.0
9,333		Conmed Corp.	734,227	0.1
10,161	(1),(2)	Constellation Pharmaceuticals, Inc.	205,862	0.0
7,991	(2)	ContraFect Corp.	42,192	0.0
23,946	(1),(2)	Corbus Pharmaceuticals Holdings, Inc.	43,103	0.0
33,344	(1),(2)	Corcept Therapeutics, Inc.	580,352	0.1
10,033	(1),(2)	CorMedix, Inc.	60,499	0.0
5,470	(1),(2)	Cortexyme, Inc.	273,500	0.1
3,194	(2)	Corvel Corp.	272,863	0.1
33,651	(2)	Covetrus, Inc.	821,084	0.1
9,568	(2)	Crinetics Pharmaceuticals, Inc.	149,931	0.0
12,492	(2)	Cross Country Healthcare, Inc.	81,073	0.0
13,012	(2)	CryoLife, Inc.	240,332	0.1
11,456	(1),(2)	CryoPort, Inc.	543,014	0.1
9,770	(2)	Cue Biopharma, Inc.	147,039	0.0
5,500	(2)	Cutera, Inc.	104,335	0.0
8,176	(2)	Cyclerion Therapeutics, Inc.	49,710	0.0
23,984	(2)	Cymabay Therapeutics, Inc.	173,644	0.0
21,933	(1),(2)	Cytokinetics, Inc.	474,849	0.1
15,597	(2)	CytomX Therapeutics, Inc.	103,720	0.0
12,803	(2)	CytoSorbents Corp.	102,104	0.0
12,920	(2)	Deciphera Pharmaceuticals, Inc.	662,796	0.1
21,882	(1),(2)	Denali Therapeutics, Inc.	784,032	0.1
2,856	(2)	DermTech, Inc.	34,129	0.0
22,628	(2)	Dicerna Pharmaceuticals, Inc.	407,078	0.1
69,306	(2)	Durect Corp.	118,513	0.0
6,907	(2)	Dyadic International, Inc.	52,286	0.0
35,641	(1),(2)	Dynavax Technologies Corp.	153,969	0.0
3,730	(1),(2)	Eagle Pharmaceuticals, Inc./DE	158,450	0.0
20,820	(1),(2)	Editas Medicine, Inc.	584,209	0.1
3,898	(1),(2)	Eidos Therapeutics, Inc.	196,966	0.0
8,800	(2)	Eiger BioPharmaceuticals, Inc.	71,632	0.0
2,837	(2)	Electromed, Inc.	29,533	0.0
7,662	(1),(2)	Eloxx Pharmaceuticals, Inc.	20,151	0.0
15,346	(2)	Emergent Biosolutions, Inc.	1,585,702	0.3
6,698	(2)	Enanta Pharmaceuticals, Inc.	306,634	0.1
79,320	(2)	Endo International PLC	261,756	0.1
17,483		Ensign Group, Inc.	997,580	0.2
14,441	(2)	Enzo Biochem, Inc.	30,471	0.0
31,034	(1),(2)	Epizyme, Inc.	370,236	0.1
8,909	(1),(2)	Esperion Therapeutics, Inc.	331,148	0.1
6,602	(1),(2)	Evelo Biosciences, Inc.	34,793	0.0
23,175	(1),(2)	Evofem Biosciences, Inc.	54,693	0.0
26,105	(1),(2)	Evolent Health, Inc.	323,963	0.1
6,540	(2)	Evolus, Inc.	25,571	0.0
22,794	(2)	Exicure, Inc.	39,890	0.0
24,037	(1),(2)	Fate Therapeutics, Inc.	960,759	0.2
8,394	(2)	Fennec Pharmaceuticals, Inc.	50,868	0.0
28,885	(1),(2)	FibroGen, Inc.	1,187,751	0.2
11,982	(2)	Five Prime Therapeutics, Inc.	56,315	0.0
14,024	(1),(2)	Flexion Therapeutics, Inc.	145,990	0.0
23,854	(1),(2)	Fluidigm Corp.	177,235	0.0
2,380	(2)	FONAR Corp.	49,694	0.0
4,976	(2)	Forma Therapeutics Holdings, Inc.	248,004	0.1
21,480	(2)	Fortress Biotech, Inc.	86,779	0.0
9,201	(1),(2)	Frequency Therapeutics, Inc.	176,751	0.0
4,415	(1),(2)	Fulcrum Therapeutics, Inc.	35,011	0.0
3,365	(1),(2)	Fulgent Genetics, Inc.	134,735	0.0
12,002	(1),(2)	G1 Therapeutics, Inc.	138,623	0.0
13,619	(1),(2)	Galectin Therapeutics, Inc.	36,363	0.0
3,591	(1),(2)	Generation Bio Co.	110,998	0.0
23,503	(2)	GenMark Diagnostics, Inc.	333,743	0.1
11,491	(1),(2)	Genprex, Inc.	38,610	0.0
91,934	(2)	Geron Corp.	159,965	0.0
14,562	(1),(2)	Glaukos Corp.	721,110	0.1
11,126	(2)	GlycoMimetics, Inc.	34,157	0.0
17,395	(1),(2)	Gossamer Bio, Inc.	215,872	0.0
10,495	(2)	Gritstone Oncology, Inc.	27,812	0.0
46,842	(2)	Halozyme Therapeutics, Inc.	1,231,008	0.2
13,048	(2)	Hanger, Inc.	206,419	0.0
3,768	(2)	Harpoon Therapeutics, Inc.	64,018	0.0
5,711	(2)	Harrow Health, Inc.	31,924	0.0
10,449	(2)	Harvard Bioscience, Inc.	31,451	0.0
11,171	(1),(2)	Health Catalyst, Inc.	408,859	0.1
25,692	(2)	HealthEquity, Inc.	1,319,798	0.2
9,489	(2)	HealthStream, Inc.	190,444	0.0
30,449	(1),(2)	Heron Therapeutics, Inc.	451,254	0.1
2,441	(1),(2)	Heska Corp.	241,146	0.1
30,377	(2)	HMS Holdings Corp.	727,529	0.1
12,120	(2)	Homology Medicines, Inc.	129,684	0.0
4,523	(2)	Hookipa Pharma, Inc.	42,833	0.0
20,769	(1),(2)	iBio, Inc.	42,161	0.0
7,600	(2)	iCAD, Inc.	66,956	0.0
5,201	(2)	Ideaya Biosciences, Inc.	65,325	0.0
2,489	(1),(2)	IGM Biosciences, Inc.	183,713	0.0
1,832	(2)	IMARA, Inc.	37,263	0.0
1,834	(2)	Immunic, Inc.	34,057	0.0
59,863	(2)	Immunogen, Inc.	215,507	0.0
11,698	(1),(2)	Immunovant, Inc.	411,653	0.1
1,995	(1),(2)	Inari Medical, Inc.	137,695	0.0
6,049	(2)	InfuSystem Holdings, Inc.	77,548	0.0
22,357	(1),(2)	Innoviva, Inc.	233,631	0.1
6,306	(2)	Inogen, Inc.	182,874	0.0
25,560	(1),(2)	Inovalon Holdings, Inc.	676,062	0.1
53,172	(1),(2)	Inovio Pharmaceuticals, Inc.	616,795	0.1
2,142	(2)	Inozyme Pharma, Inc.	56,313	0.0
35,059	(1),(2)	Insmed, Inc.	1,126,796	0.2
9,043	(2)	Inspire Medical Systems, Inc.	1,166,999	0.2
11,271	(2)	Integer Holdings Corp.	665,102	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

16,569	(1),(2)	Intellia Therapeutics, Inc.	329,392	0.1
8,930	(1),(2)	Intercept Pharmaceuticals, Inc.	370,238	0.1
11,268	(2)	Intersect ENT, Inc.	183,781	0.0
21,857	(2)	Intra-Cellular Therapies, Inc.	560,851	0.1
2,671	(2)	IntriCon Corp.	32,533	0.0
11,685	(1)	Invacare Corp.	87,871	0.0
39,512	(1),(2)	Invitae Corp.	1,712,845	0.3
2,018	(1),(2)	iRadimed Corp.	43,145	0.0
9,352	(2)	iRhythm Technologies, Inc.	2,226,805	0.4
54,381	(1),(2)	Ironwood Pharmaceuticals, Inc.	489,157	0.1
3,037	(2)	iTeos Therapeutics, Inc.	74,923	0.0
26,951	(2)	IVERIC bio, Inc.	152,004	0.0
5,033	(2)	Joint Corp./The	87,524	0.0
6,256	(2)	Jounce Therapeutics, Inc.	51,049	0.0
56,675	(2)	Kadmon Holdings, Inc.	222,166	0.0
13,998	(1),(2)	Kala Pharmaceuticals, Inc.	104,985	0.0
3,772	(1),(2)	Kaleido Biosciences, Inc.	41,756	0.0
4,966	(2)	KalVista Pharmaceuticals, Inc.	62,522	0.0
5,354	(1),(2)	Karuna Therapeutics, Inc.	413,971	0.1
24,293	(1),(2)	Karyopharm Therapeutics, Inc.	354,678	0.1
2,577	(1),(2)	Keros Therapeutics, Inc.	99,395	0.0
10,546	(2)	Kezar Life Sciences, Inc.	51,043	0.0
14,422	(2)	Kindred Biosciences, Inc.	61,870	0.0
8,724	(2)	Kiniksa Pharmaceuticals Ltd.	133,652	0.0
10,028	(1),(2)	Kodiak Sciences, Inc.	593,758	0.1
4,196	(2)	Krystal Biotech, Inc.	180,638	0.0
18,600	(2)	Kura Oncology, Inc.	569,904	0.1
7,024	(1),(2)	La Jolla Pharmaceutical Co.	28,307	0.0
11,224	(1),(2)	Lannett Co., Inc.	68,579	0.0
23,611	(2)	Lantheus Holdings, Inc.	299,151	0.1
6,033	(1)	LeMaitre Vascular, Inc.	196,253	0.0
12,922	(1),(2)	Lexicon Pharmaceuticals, Inc.	18,608	0.0
10,375	(2)	LHC Group, Inc.	2,205,310	0.4
5,166	(1),(2)	Ligand Pharmaceuticals, Inc.	492,423	0.1
8,710	(1),(2)	Liquidia Technologies, Inc.	42,853	0.0
16,804	(2)	LivaNova PLC	759,709	0.1
3,227	(2)	LogicBio Therapeutics, Inc.	29,301	0.0
14,562		Luminex Corp.	382,253	0.1
17,740	(2)	MacroGenics, Inc.	446,871	0.1
3,094	(2)	Madrigal Pharmaceuticals, Inc.	367,351	0.1
8,142	(2)	Magellan Health, Inc.	617,001	0.1
6,730	(1),(2)	Magenta Therapeutics, Inc.	45,764	0.0
28,936	(1),(2)	Mallinckrodt PLC - W/I	28,163	0.0
74,356	(2)	MannKind Corp.	139,789	0.0
8,225	(1),(2)	Marinus Pharmaceuticals, Inc.	105,691	0.0
14,614	(1),(2)	MediciNova, Inc.	76,577	0.0
25,748	(2)	Mednax, Inc.	419,177	0.1
9,439	(2)	Medpace Holdings, Inc.	1,054,808	0.2
36,673	(2)	MEI Pharma, Inc.	114,420	0.0
7,366	(2)	MeiraGTx Holdings plc	97,526	0.0
14,529	(2)	Meridian Bioscience, Inc.	246,702	0.1
18,603	(2)	Merit Medical Systems, Inc.	809,231	0.1
17,939	(2)	Mersana Therapeutics, Inc.	334,024	0.1
1,410		Mesa Laboratories, Inc.	359,212	0.1
17,452	(2)	Milestone Scientific, Inc.	24,258	0.0
11,655	(1),(2)	Minerva Neurosciences, Inc.	37,063	0.0
12,690	(1),(2)	Mirati Therapeutics, Inc.	2,107,175	0.3
1,751	(1),(2)	Mirum Pharmaceuticals, Inc.	33,742	0.0
5,089	(2)	Misonix, Inc.	59,694	0.0
8,560	(2)	Molecular Templates, Inc.	93,475	0.0
40,371	(2)	Momenta Pharmaceuticals, Inc.	2,118,670	0.3
4,963	(2)	Morphic Holding, Inc.	135,688	0.0
9,113	(2)	Mustang Bio, Inc.	28,706	0.0
17,217	(2)	MyoKardia, Inc.	2,347,194	0.4
24,998	(2)	Myriad Genetics, Inc.	325,974	0.1
13,132	(1),(2)	NanoString Technologies, Inc.	587,000	0.1
9,350	(2)	NantHealth, Inc.	21,879	0.0
10,727	(1),(2)	NantKwest, Inc.	74,392	0.0
24,083	(1),(2)	Natera, Inc.	1,739,756	0.3
4,383		National Healthcare Corp.	273,105	0.1
4,837		National Research Corp.	238,029	0.1
11,990	(2)	Natus Medical, Inc.	205,389	0.0
18,143	(2)	Neogen Corp.	1,419,690	0.2
35,818	(1),(2)	NeoGenomics, Inc.	1,321,326	0.2
10,854	(1),(2)	Neoleukin Therapeutics, Inc.	130,248	0.0
6,211	(2)	Neubase Therapeutics, Inc.	47,141	0.0
11,524	(2)	Nevro Corp.	1,605,293	0.3
5,702	(1),(2)	NextCure, Inc.	50,178	0.0
19,097	(2)	NextGen Healthcare, Inc.	243,296	0.1
8,447	(2)	NGM Biopharmaceuticals, Inc.	134,392	0.0
4,942	(1),(2)	Nkarta, Inc.	148,557	0.0
20,926	(1),(2)	Novavax, Inc.	2,267,332	0.4
3,351	(1),(2)	Nurix Therapeutics, Inc.	116,983	0.0
17,572	(1),(2)	NuVasive, Inc.	853,472	0.1
14,648	(1),(2)	Nymox Pharmaceutical Corp.	36,034	0.0
20,175	(1),(2)	Ocular Therapeutix, Inc.	153,532	0.0
4,862	(2)	Odonate Therapeutics, Inc.	65,297	0.0
19,180	(1),(2)	Omeros Corp.	193,814	0.0
14,608	(2)	Omnicell, Inc.	1,090,633	0.2
20,246	(2)	Oncocyte Corp.	28,142	0.0
2,785	(2)	Ontrak, Inc.	167,100	0.0
136,614	(1),(2)	Opko Health, Inc.	504,106	0.1
4,921	(2)	OptimizeRx Corp.	102,603	0.0
10,872	(1),(2)	Optinose, Inc.	42,401	0.0
12,772	(2)	Option Care Health, Inc.	170,762	0.0
22,946	(1),(2)	OraSure Technologies, Inc.	279,253	0.1
3,057	(1),(2)	ORIC Pharmaceuticals, Inc.	76,456	0.0
6,568	(2)	Orthofix Medical, Inc.	204,528	0.0
4,244	(1),(2)	OrthoPediatrics Corp.	194,884	0.0
14,849	(2)	Ovid therapeutics, Inc.	85,233	0.0
21,198		Owens & Minor, Inc.	532,282	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,945	(1),(2)	Oyster Point Pharma, Inc.	41,059	0.0
53,844	(1),(2)	Pacific Biosciences of California, Inc.	531,440	0.1
14,235	(1),(2)	Pacira BioSciences, Inc.	855,808	0.1
14,483	(2)	Paratek Pharmaceuticals, Inc.	78,353	0.0
4,725	(1),(2)	Passage Bio, Inc.	61,945	0.0
29,047	(1)	Patterson Cos., Inc.	700,178	0.1
17,899	(1),(2)	PAVmed, Inc.	31,860	0.0
41,154	(2)	PDL BioPharma, Inc.	129,635	0.0
8,854	(2)	Pennant Group, Inc./The	341,410	0.1
7,416	(2)	Personalis, Inc.	160,705	0.0
7,067	(1),(2)	PetIQ, Inc.	232,646	0.0
5,074	(1),(2)	PhaseBio Pharmaceuticals, Inc.	17,810	0.0
3,751	(2)	Phathom Pharmaceuticals, Inc.	137,549	0.0
7,128		Phibro Animal Health Corp.	124,027	0.0
9,786	(2)	Phreesia, Inc.	314,424	0.1
18,450	(2)	Pieris Pharmaceuticals, Inc.	38,192	0.0
2,853	(2)	Pliant Therapeutics, Inc.	64,620	0.0
23,791	(1),(2)	Precigen, Inc.	83,269	0.0
16,289	(1),(2)	Precision BioSciences, Inc.	100,340	0.0
17,445	(2)	Prestige Consumer Healthcare, Inc.	635,347	0.1
5,296	(2)	Prevail Therapeutics, Inc.	53,913	0.0
9,104	(1),(2)	Progyny, Inc.	267,931	0.1
10,026	(2)	Protagonist Therapeutics, Inc.	196,008	0.0
12,918	(1),(2)	Prothena Corp. PLC	129,051	0.0
15,408	(2)	Provention Bio, Inc.	197,685	0.0
4,157	(2)	Providence Service Corp.	386,227	0.1
21,360	(1),(2)	PTC Therapeutics, Inc.	998,580	0.2
5,441	(1),(2)	Pulse Biosciences, Inc.	64,149	0.0
10,617	(1),(2)	Puma Biotechnology, Inc.	107,126	0.0
6,898	(2)	Quanterix Corp.	232,739	0.0
20,756	(2)	Quotient Ltd.	106,686	0.0
36,470	(2)	R1 RCM, Inc.	625,461	0.1
16,131	(1),(2)	Radius Health, Inc.	182,926	0.0
14,961	(2)	RadNet, Inc.	229,651	0.0
3,844	(2)	RAPT Therapeutics, Inc.	123,777	0.0
11,729	(2)	REGENXBIO, Inc.	322,782	0.1
10,217	(1),(2)	Relay Therapeutics, Inc.	435,142	0.1
4,885	(1),(2)	Relmada Therapeutics, Inc.	183,774	0.0
6,800	(2)	Replimune Group, Inc.	156,536	0.0
8,641	(2)	Repro-Med Systems, Inc.	62,388	0.0
5,791	(1),(2)	Retractable Technologies, Inc.	38,568	0.0
15,410	(2)	Retrophin, Inc.	284,469	0.1
21,010	(1),(2)	Revance Therapeutics, Inc.	528,191	0.1
12,779	(2)	REVOLUTION Medicines, Inc.	444,709	0.1
12,126	(2)	Rhythm Pharmaceuticals, Inc.	262,770	0.1
62,586	(2)	Rigel Pharmaceuticals, Inc.	150,206	0.0
11,762	(1),(2)	Rocket Pharmaceuticals, Inc.	268,879	0.1
22,953	(2)	Rockwell Medical, Inc.	24,560	0.0
13,165	(1),(2)	Rubius Therapeutics, Inc.	65,957	0.0
40,213	(1),(2)	Sangamo Therapeutics, Inc.	380,013	0.1
3,317	(1),(2)	Satsuma Pharmaceuticals, Inc.	12,903	0.0
16,561	(2)	Savara, Inc.	18,051	0.0
8,147	(1),(2)	Scholar Rock Holding Corp.	144,120	0.0
9,664	(2)	Schrodinger, Inc./United States	459,137	0.1
9,229	(2)	SeaSpine Holdings Corp.	131,975	0.0
37,235	(2)	Select Medical Holdings Corp.	775,233	0.1
23,588	(2)	Selecta Biosciences, Inc.	58,498	0.0
17,927	(1),(2)	Seres Therapeutics, Inc.	507,513	0.1
5,495	(1),(2)	Sharps Compliance Corp.	34,454	0.0
9,164	(1),(2)	Shockwave Medical, Inc.	694,631	0.1
9,161	(2)	SI-BONE, Inc.	217,299	0.0
15,786	(2)	Sientra, Inc.	53,672	0.0
20,994	(2)	SIGA Technologies, Inc.	144,229	0.0
9,427	(1),(2)	Silk Road Medical, Inc.	633,589	0.1
4,316	(1)	Simulations Plus, Inc.	325,254	0.1
18,085	(2)	Soleno Therapeutics, Inc.	45,393	0.0
7,515	(2)	Solid Biosciences, Inc.	15,255	0.0
75,060	(1),(2)	Sorrento Therapeutics, Inc.	836,919	0.1
46,250	(2)	Spectrum Pharmaceuticals, Inc.	188,700	0.0
5,193	(1),(2)	Spero Therapeutics, Inc.	57,954	0.0
7,350	(1),(2)	SpringWorks Therapeutics, Inc.	350,375	0.1
15,563	(1),(2)	Staar Surgical Co.	880,243	0.1
15,861	(2)	Stereotaxis, Inc.	56,782	0.0
4,628	(1),(2)	Stoke Therapeutics, Inc.	154,992	0.0
13,316	(2)	Strongbridge Biopharma PLC	27,964	0.0
16,964	(2)	Supernus Pharmaceuticals, Inc.	353,530	0.1
19,782	(2)	Surgalign Holdings, Inc.	35,805	0.0
7,954	(1),(2)	Surgery Partners, Inc.	174,193	0.0
4,740	(2)	SurModics, Inc.	184,433	0.0
8,089	(1),(2)	Sutro Biopharma, Inc.	81,294	0.0
9,443	(2)	Syndax Pharmaceuticals, Inc.	139,379	0.0
14,766	(1),(2)	Syros Pharmaceuticals, Inc.	130,531	0.0
7,053	(1),(2)	Tabula Rasa HealthCare, Inc.	287,551	0.1
6,521	(2)	Tactile Systems Technology, Inc.	238,603	0.1
8,230	(2)	TCR2 Therapeutics, Inc.	167,234	0.0
2,124	(1),(2)	Tela Bio, Inc.	35,131	0.0
35,637	(2)	Tenet Healthcare Corp.	873,463	0.1
37,437	(1),(2)	TG Therapeutics, Inc.	1,001,814	0.2
83,093	(1),(2)	TherapeuticsMD, Inc.	131,287	0.0
16,943	(2)	Theravance Biopharma, Inc.	250,502	0.1
15,035	(1),(2)	Tivity Health, Inc.	210,791	0.0
22,956	(1),(2)	Translate Bio, Inc.	312,431	0.1
7,115	(2)	TransMedics Group, Inc.	98,045	0.0
10,242	(1),(2)	Tricida, Inc.	92,793	0.0
8,295	(2)	Triple-S Management Corp.	148,232	0.0
11,304	(1),(2)	Turning Point Therapeutics, Inc.	987,517	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

10,984	(2)	Twist Bioscience Corp.	834,454	0.1
25,797	(2)	Tyme Technologies, Inc.	25,281	0.0
19,685	(1),(2)	Ultragenyx Pharmaceutical, Inc.	1,617,910	0.3
11,620	(1),(2)	UNITY Biotechnology, Inc.	40,205	0.0
6,774	(1),(2)	UroGen Pharma Ltd.	130,670	0.0
4,416		US Physical Therapy, Inc.	383,662	0.1
1,248		Utah Medical Products, Inc.	99,678	0.0
18,608	(2)	Vanda Pharmaceuticals, Inc.	179,753	0.0
6,673	(2)	Vapotherm, Inc.	193,517	0.0
13,068	(2)	Varex Imaging Corp.	166,225	0.0
17,774	(1),(2)	Vaxart, Inc.	118,197	0.0
5,853	(1),(2)	Vaxcyte, Inc.	289,021	0.1
59,655	(1),(2)	VBI Vaccines, Inc.	170,613	0.0
7,567	(2)	Venus Concept, Inc.	17,555	0.0
18,799	(1),(2)	Veracyte, Inc.	610,780	0.1
56,145	(2)	Verastem, Inc.	67,935	0.0
15,892	(2)	Vericel Corp.	294,479	0.1
4,583	(1),(2)	Verrica Pharmaceuticals, Inc.	35,472	0.0
7,193	(1),(2)	Viela Bio, Inc.	201,979	0.0
12,119	(2)	Viemed Healthcare, Inc.	104,708	0.0
40,050	(1),(2)	ViewRay, Inc.	140,175	0.0
23,379	(1),(2)	Viking Therapeutics, Inc.	136,066	0.0
18,148	(1),(2)	Vir Biotechnology, Inc.	623,021	0.1
11,157	(2)	Vocera Communications, Inc.	324,446	0.1
9,019	(2)	Voyager Therapeutics, Inc.	96,233	0.0
47,636	(2)	VYNE Therapeutics, Inc.	79,076	0.0
7,875	(2)	WaVe Life Sciences Ltd.	66,859	0.0
44,149	(1),(2)	Wright Medical Group NV	1,348,310	0.2
6,156	(2)	X4 Pharmaceuticals, Inc.	41,676	0.0
4,949	(1),(2)	XBiotech, Inc.	94,476	0.0
19,328	(2)	Xencor, Inc.	749,733	0.1
14,979	(1),(2)	Xeris Pharmaceuticals, Inc.	88,825	0.0
1,627	(2)	XOMA Corp.	30,653	0.0
10,416	(2)	Y-mAbs Therapeutics, Inc.	399,870	0.1
3,535	(1),(2)	Zentalis Pharmaceuticals, Inc.	115,559	0.0
74,647	(1),(2)	ZIOPHARM Oncology, Inc.	188,110	0.0
19,377	(2)	Zogenix, Inc.	347,430	0.1
5,741	(1),(2)	Zynex, Inc.	100,180	0.0
			137,506,285	21.0

		Industrials: 14.9%
14,076	(1)	AAON, Inc.	848,079	0.1
11,510		AAR Corp.	216,388	0.0
22,880		ABM Industries, Inc.	838,781	0.1
17,249	(2)	Acacia Research Corp.	59,854	0.0
32,288		ACCO Brands Corp.	187,270	0.0
24,317	(1),(2)	Advanced Disposal Services, Inc.	735,103	0.1
17,429		Advanced Drainage Systems, Inc.	1,088,267	0.2
11,043	(2)	Aegion Corp.	156,038	0.0
25,193	(1),(2)	Aerojet Rocketdyne Holdings, Inc.	1,004,949	0.2
7,434	(2)	Aerovironment, Inc.	446,114	0.1
20,103	(2)	Air Transport Services Group, Inc.	503,781	0.1
3,373		Alamo Group, Inc.	364,385	0.1
10,416		Albany International Corp.	515,696	0.1
4,438		Allegiant Travel Co.	531,672	0.1
2,659		Allied Motion Technologies, Inc.	109,764	0.0
4,138	(1),(2)	Alpha Pro Tech Ltd.	61,160	0.0
22,164		Altra Industrial Motion Corp.	819,403	0.1
8,411	(2)	Ameresco, Inc.	280,927	0.1
7,460	(2)	American Superconductor Corp.	108,021	0.0
5,821	(2)	American Woodmark Corp.	457,181	0.1
48,032	(2),(3)	API Group Corp.	683,495	0.1
9,067		Apogee Enterprises, Inc.	193,762	0.0
13,294		Applied Industrial Technologies, Inc.	732,499	0.1
8,690		ArcBest Corp.	269,911	0.0
16,726		Arcosa, Inc.	737,449	0.1
5,112		Argan, Inc.	214,244	0.0
17,332	(2)	ASGN, Inc.	1,101,622	0.2
7,834		Astec Industries, Inc.	424,995	0.1
7,857	(2)	Astronics Corp.	60,656	0.0
16,263	(2)	Atkore International Group, Inc.	369,658	0.1
8,933	(2)	Atlas Air Worldwide Holdings, Inc.	544,020	0.1
17,907	(2)	Avis Budget Group, Inc.	471,312	0.1
9,145		AZZ, Inc.	312,027	0.1
16,020		Barnes Group, Inc.	572,555	0.1
2,525		Barrett Business Services, Inc.	132,411	0.0
18,562	(2)	Beacon Roofing Supply, Inc.	576,721	0.1
3,202		BG Staffing, Inc.	27,121	0.0
29,476	(1),(2)	Bloom Energy Corp.	529,684	0.1
5,349	(2)	Blue Bird Corp.	65,044	0.0
22,986	(2)	BMC Stock Holdings, Inc.	984,490	0.2
16,212		Brady Corp.	648,804	0.1
11,468	(2)	BrightView Holdings, Inc.	130,735	0.0
17,116	(1)	Brink's Co.	703,296	0.1
39,324	(2)	Builders FirstSource, Inc.	1,282,749	0.2
7,895		Caesarstone Ltd.	77,371	0.0
5,726		CAI International, Inc.	157,637	0.0
15,776	(2)	Casella Waste Systems, Inc.	881,090	0.1
17,807	(2)	CBIZ, Inc.	407,246	0.1
11,327	(2)	Ceco Environmental Corp.	82,574	0.0
12,278	(2)	Chart Industries, Inc.	862,775	0.1
6,053	(1),(2)	Cimpress PLC	454,943	0.1
6,868	(2)	CIRCOR International, Inc.	187,840	0.0
8,123		Columbus McKinnon Corp.	268,871	0.0
12,410		Comfort Systems USA, Inc.	639,239	0.1
8,053	(2)	Concrete Pumping Holdings, Inc.	28,749	0.0
6,819	(1),(2)	Construction Partners, Inc.	124,106	0.0
15,792	(2)	Cornerstone Building Brands, Inc.	126,020	0.0
17,448		Costamare, Inc.	105,909	0.0
40,707		Covanta Holding Corp.	315,479	0.1
4,071	(2)	Covenant Logistics Group, Inc.	71,202	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,805		CRA International, Inc.	105,103	0.0
4,900		CSW Industrials, Inc.	378,525	0.1
10,739	(1)	Cubic Corp.	624,688	0.1
17,033	(2)	Daseke, Inc.	91,467	0.0
14,335		Deluxe Corp.	368,840	0.1
7,753		Douglas Dynamics, Inc.	265,153	0.0
3,737	(2)	Ducommun, Inc.	123,022	0.0
5,681	(2)	DXP Enterprises, Inc.	91,635	0.0
10,502	(2)	Dycom Industries, Inc.	554,716	0.1
2,013	(1),(2)	Eagle Bulk Shipping, Inc.	32,953	0.0
1,624		Eastern Co/The	31,701	0.0
9,372	(2)	Echo Global Logistics, Inc.	241,516	0.0
18,403		EMCOR Group, Inc.	1,246,067	0.2
7,151		Encore Wire Corp.	331,949	0.1
14,081	(1),(2)	Energy Recovery, Inc.	115,464	0.0
18,926	(1)	Enerpac Tool Group Corp.	355,998	0.1
14,586		EnerSys	979,012	0.2
9,559	(1)	Ennis, Inc.	166,709	0.0
7,000		EnPro Industries, Inc.	394,870	0.1
8,764		ESCO Technologies, Inc.	706,028	0.1
1,589	(2)	EVI Industries, Inc.	42,283	0.0
30,488	(2)	Evoqua Water Technologies Corp.	646,955	0.1
2,520	(2)	ExOne Co.	30,794	0.0
17,452		Exponent, Inc.	1,257,068	0.2
20,501		Federal Signal Corp.	599,654	0.1
47,941		Fluor Corp.	422,360	0.1
3,781	(2)	Forrester Research, Inc.	123,979	0.0
9,506		Forward Air Corp.	545,454	0.1
7,037	(2)	Foundation Building Materials, Inc.	110,622	0.0
4,021	(2)	Franklin Covey Co.	71,333	0.0
15,775		Franklin Electric Co., Inc.	928,043	0.1
73,391	(1),(2)	FuelCell Energy, Inc.	157,057	0.0
11,867	(1)	GATX Corp.	756,521	0.1
5,664		Genco Shipping & Trading Ltd.	39,082	0.0
11,213	(2)	Gibraltar Industries, Inc.	730,415	0.1
14,348	(2)	GMS, Inc.	345,787	0.1
6,393		Gorman-Rupp Co.	188,338	0.0
4,566	(2)	GP Strategies Corp.	44,016	0.0
3,041		Graham Corp.	38,834	0.0
16,180	(1)	Granite Construction, Inc.	284,930	0.1
22,081	(2)	Great Lakes Dredge & Dock Corp.	209,990	0.0
11,032	(1)	Greenbrier Cos., Inc.	324,341	0.1
12,695		Griffon Corp.	248,060	0.0
11,047		H&E Equipment Services, Inc.	217,184	0.0
27,018	(2)	Harsco Corp.	375,820	0.1
15,651	(1)	Hawaiian Holdings, Inc.	201,741	0.0
16,188	(2)	HC2 Holdings, Inc.	39,175	0.0
25,526	(1)	Healthcare Services Group, Inc.	549,575	0.1
16,273		Heartland Express, Inc.	302,678	0.1
6,518		Heidrick & Struggles International, Inc.	128,079	0.0
10,129		Helios Technologies, Inc.	368,696	0.1
8,339	(2)	Herc Holdings, Inc.	330,308	0.1
5,423	(2)	Heritage-Crystal Clean, Inc.	72,397	0.0
20,017		Herman Miller, Inc.	603,713	0.1
48,780	(1),(2)	Hertz Global Holdings, Inc.	54,146	0.0
25,363		Hillenbrand, Inc.	719,295	0.1
14,710		HNI Corp.	461,600	0.1
11,195	(2)	HUB Group, Inc.	561,933	0.1
2,165		Hurco Cos, Inc.	61,486	0.0
7,881	(2)	Huron Consulting Group, Inc.	309,960	0.1
3,577		Hyster-Yale Materials Handling, Inc. - A shares	132,886	0.0
6,231		ICF International, Inc.	383,393	0.1
2,964	(2)	IES Holdings, Inc.	94,166	0.0
12,238		Insperity, Inc.	801,467	0.1
6,512		Insteel Industries, Inc.	121,774	0.0
20,386		Interface, Inc.	124,762	0.0
23,219	(2)	JELD-WEN Holding, Inc.	524,749	0.1
10,669		John Bean Technologies Corp.	980,374	0.2
3,882		Kadant, Inc.	425,545	0.1
9,569		Kaman Corp.	372,904	0.1
43,805		KAR Auction Services, Inc.	630,792	0.1
11,655		Kelly Services, Inc.	198,601	0.0
28,218		Kennametal, Inc.	816,629	0.1
6,780		Kforce, Inc.	218,113	0.0
12,739		Kimball International, Inc.	134,269	0.0
17,169		Knoll, Inc.	207,058	0.0
19,157		Korn Ferry	555,553	0.1
38,264	(2)	Kratos Defense & Security Solutions, Inc.	737,730	0.1
1,432	(2)	Lawson Products	58,755	0.0
3,120	(2)	LB Foster Co.	41,870	0.0
3,795		Lindsay Corp.	366,901	0.1
10,202		Luxfer Holdings PLC	128,035	0.0
5,902	(2)	Lydall, Inc.	97,619	0.0
12,212	(2)	Manitowoc Co., Inc./The	102,703	0.0
20,775		Marten Transport Ltd.	339,048	0.1
8,365	(2)	Masonite International Corp.	823,116	0.1
19,271	(1),(2)	Mastec, Inc.	813,236	0.1
1,734	(2)	Mastech Holdings, Inc.	31,229	0.0
14,623		Matson, Inc.	586,236	0.1
10,735		Matthews International Corp.	240,035	0.0
20,915		Maxar Technologies, Inc.	521,620	0.1
8,419		McGrath Rentcorp	501,688	0.1
23,600	(2)	Meritor, Inc.	494,184	0.1
10,104	(2)	Mesa Air Group, Inc.	29,807	0.0
4,150		Miller Industries, Inc.	126,866	0.0
6,500	(2)	Mistras Group, Inc.	25,415	0.0
2,239	(1),(2)	Montrose Environmental Group, Inc.	53,333	0.0
10,222		Moog, Inc.	649,404	0.1
27,477	(2)	MRC Global, Inc.	117,602	0.0
19,195		Mueller Industries, Inc.	519,417	0.1
53,673		Mueller Water Products, Inc.	557,662	0.1
5,722	(2)	MYR Group, Inc.	212,744	0.0
1,809		National Presto Industries, Inc.	148,085	0.0
16,971	(2)	Navistar International Corp.	738,917	0.1
14,478		NN, Inc.	74,706	0.0
3,412	(2)	Northwest Pipe Co.	90,282	0.0
38,213	(2)	NOW, Inc.	173,487	0.0
3,639	(1),(2)	NV5 Global, Inc.	192,030	0.0
1,035	(1)	Omega Flex, Inc.	162,205	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

7,211	(2)	Orion Energy Systems, Inc.	54,587	0.0
20,255	(2)	PAE, Inc.	172,168	0.0
736	(2)	PAM Transportation Services	27,674	0.0
6,359		Park Aerospace Corp.	69,440	0.0
2,915		Park-Ohio Holdings Corp.	46,844	0.0
7,742	(2)	Parsons Corp.	259,667	0.0
7,740		Patrick Industries, Inc.	445,205	0.1
20,202	(2)	PGT Innovations, Inc.	353,939	0.1
6,360	(2)	Pico Holdings, Inc.	56,986	0.0
59,501		Pitney Bowes, Inc.	315,950	0.1
116,306	(1),(2)	Plug Power, Inc.	1,559,663	0.2
3,310		Powell Industries, Inc.	79,870	0.0
1,057		Preformed Line Products Co.	51,497	0.0
16,345		Primoris Services Corp.	294,864	0.1
9,092	(1),(2)	Proto Labs, Inc.	1,177,414	0.2
10,403	(1)	Quad/Graphics, Inc.	31,521	0.0
11,662		Quanex Building Products Corp.	215,047	0.0
13,498	(2)	Radiant Logistics, Inc.	69,380	0.0
12,763		Raven Industries, Inc.	274,660	0.0
8,353	(2)	RBC Bearings, Inc.	1,012,467	0.2
42,143	(2)	Resideo Technologies, Inc.	463,573	0.1
10,758		Resources Connection, Inc.	124,255	0.0
9,055		REV Group, Inc.	71,444	0.0
36,934		Rexnord Corp.	1,102,111	0.2
10,409		Rush Enterprises, Inc. - Class A	526,071	0.1
8,964	(2)	Saia, Inc.	1,130,719	0.2
1,779		Scorpio Bulkers, Inc.	25,191	0.0
–	(2)	Scorpio Bulkers, Inc.	–	–
12,106		Shyft Group, Inc./The	228,561	0.0
14,856		Simpson Manufacturing Co., Inc.	1,443,409	0.2
14,953	(1),(2)	SiteOne Landscape Supply, Inc.	1,823,518	0.3
16,799		Skywest, Inc.	501,618	0.1
8,015	(2)	SP Plus Corp.	143,869	0.0
29,389	(1),(2)	Spirit Airlines, Inc.	473,163	0.1
14,828	(2)	SPX Corp.	687,723	0.1
14,619	(2)	SPX FLOW, Inc.	625,986	0.1
4,349		Standex International Corp.	257,461	0.0
29,322		Steelcase, Inc.	296,445	0.1
9,928	(2)	Sterling Construction Co., Inc.	140,580	0.0
40,293	(1),(2)	Sunrun, Inc.	3,105,382	0.5
4,717	(1)	Systemax, Inc.	112,925	0.0
10,240	(1),(2)	Team, Inc.	56,320	0.0
6,325		Tennant Co.	381,777	0.1
22,468		Terex Corp.	434,980	0.1
18,330		Tetra Tech, Inc.	1,750,515	0.3
18,058	(1),(2)	Textainer Group Holdings Ltd.	255,701	0.0
11,406	(2)	Thermon Group Holdings, Inc.	128,089	0.0
6,553	(2)	Titan Machinery, Inc.	86,696	0.0
10,305	(1),(2)	TPI Composites, Inc.	298,433	0.1
2,432	(2)	Transcat, Inc.	71,258	0.0
15,224	(2)	Trimas Corp.	347,107	0.1
13,957	(1),(2)	TriNet Group, Inc.	827,929	0.1
17,004		Triton International Ltd./Bermuda	691,553	0.1
17,862		Triumph Group, Inc.	116,282	0.0
12,828	(2)	TrueBlue, Inc.	198,706	0.0
13,853	(2)	Tutor Perini Corp.	154,184	0.0
20,538		UFP Industries, Inc.	1,160,602	0.2
5,136		Unifirst Corp.	972,604	0.2
2,522		Universal Logistics Holdings, Inc.	52,609	0.0
31,770	(2)	Upwork, Inc.	554,069	0.1
11,082		US Ecology, Inc.	362,049	0.1
7,004	(1),(2)	US Xpress Enterprises, Inc.	57,853	0.0
4,049	(2)	Vectrus, Inc.	153,862	0.0
4,508	(2)	Veritiv Corp.	57,071	0.0
6,928		Viad Corp.	144,310	0.0
6,197	(2)	Vicor Corp.	481,693	0.1
16,940	(1),(2)	Vivint Solar, Inc.	717,409	0.1
3,333		VSE Corp.	102,123	0.0
18,282	(1)	Wabash National Corp.	218,653	0.0
9,301		Watts Water Technologies, Inc.	931,495	0.1
44,649	(2)	Welbilt, Inc.	275,038	0.0
20,749		Werner Enterprises, Inc.	871,251	0.1
16,687	(2)	Wesco International, Inc.	734,562	0.1
3,791	(2)	Willdan Group, Inc.	96,708	0.0
54,949	(2)	WillScot Mobile Mini Holdings Corp.	916,549	0.1
			97,594,151	14.9

		Information Technology: 13.2%
40,761	(1),(2)	3D Systems Corp.	200,137	0.0
35,000	(1),(2)	8x8, Inc.	544,250	0.1
22,630	(2)	A10 Networks, Inc.	144,153	0.0
12,925	(1),(2)	Acacia Communications, Inc.	871,145	0.1
39,047	(2)	ACI Worldwide, Inc.	1,020,298	0.2
16,624		Adtran, Inc.	170,479	0.0
12,931	(1),(2)	Advanced Energy Industries, Inc.	813,877	0.1
6,548	(2)	Agilysys, Inc.	158,200	0.0
11,423	(1),(2)	Akoustis Technologies, Inc.	93,212	0.0
15,702	(2)	Alarm.com Holdings, Inc.	867,535	0.1
7,720	(2)	Alpha & Omega Co.	98,970	0.0
14,508	(1),(2)	Altair Engineering, Inc.	609,046	0.1
11,245	(2)	Ambarella, Inc.	586,764	0.1
10,836		American Software, Inc.	152,137	0.0
33,786	(2)	Amkor Technology, Inc.	378,403	0.1
5,515	(2)	Appfolio, Inc.	782,082	0.1
11,689	(1),(2)	Appian Corp.	756,863	0.1
6,602	(1),(2)	Applied Optoelectronics, Inc.	74,273	0.0
26,430	(2)	Arlo Technologies, Inc.	139,022	0.0
5,167	(1),(2)	Atomera, Inc.	53,995	0.0
28,645	(1),(2)	Avaya Holdings Corp.	435,404	0.1
10,843	(1),(2)	Avid Technology, Inc.	92,816	0.0
11,394	(2)	Axcelis Technologies, Inc.	250,668	0.0
14,883	(2)	AXT, Inc.	91,084	0.0
9,992		Badger Meter, Inc.	653,177	0.1
3,516		Bel Fuse, Inc.	37,551	0.0
15,057		Belden, Inc.	468,574	0.1
12,556		Benchmark Electronics, Inc.	253,003	0.0
10,417	(2)	Benefitfocus, Inc.	116,670	0.0
16,815	(1)	Blackbaud, Inc.	938,781	0.2
17,196	(1),(2)	Blackline, Inc.	1,541,277	0.2
14,881	(2)	Bottomline Technologies de, Inc.	627,383	0.1
47,705	(2)	Box, Inc.	828,159	0.1
13,963	(2)	Brightcove, Inc.	142,981	0.0
24,670		Brooks Automation, Inc.	1,141,234	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

9,838		Cabot Microelectronics Corp.	1,404,965	0.2
11,703	(2)	CalAmp Corp.	84,145	0.0
16,844	(2)	Calix, Inc.	299,486	0.1
12,307	(1),(2)	Cardtronics plc	243,679	0.0
10,941	(2)	Casa Systems, Inc.	44,092	0.0
5,197		Cass Information Systems, Inc.	209,127	0.0
12,582	(1),(2)	Cerence, Inc.	614,882	0.1
7,542	(2)	Ceva, Inc.	296,929	0.1
9,871	(2)	ChannelAdvisor Corp.	142,833	0.0
4,383	(2)	Clearfield, Inc.	88,405	0.0
70,449	(1),(2)	Cloudera, Inc.	767,190	0.1
14,457		Cohu, Inc.	248,371	0.0
14,335	(2)	Commvault Systems, Inc.	584,868	0.1
8,278		Comtech Telecommunications Corp.	115,892	0.0
57,034	(2)	Conduent, Inc.	181,368	0.0
20,702	(2)	Cornerstone OnDemand, Inc.	752,725	0.1
11,219		CSG Systems International, Inc.	459,418	0.1
11,134		CTS Corp.	245,282	0.0
2,630	(2)	Cyberoptics Corp.	83,739	0.0
12,291	(1)	Daktronics, Inc.	48,672	0.0
24,362	(1),(2)	Diebold Nixdorf, Inc.	186,126	0.0
10,118	(2)	Digi International, Inc.	158,144	0.0
4,167	(1),(2)	Digimarc Corp.	93,049	0.0
28,188	(2)	Digital Turbine, Inc.	922,875	0.2
14,383	(2)	Diodes, Inc.	811,920	0.1
8,809	(2)	Domo, Inc.	337,649	0.1
8,071	(2)	DSP Group, Inc.	106,376	0.0
4,865	(2)	DZS, Inc.	45,585	0.0
4,896	(1),(2)	Eastman Kodak Co.	43,183	0.0
8,884	(1)	Ebix, Inc.	183,010	0.0
8,052	(2)	eGain Corp.	114,097	0.0
23,938	(2)	Endurance International Group Holdings, Inc.	137,404	0.0
18,144	(2)	Envestnet, Inc.	1,399,991	0.2
4,630	(2)	ePlus, Inc.	338,916	0.1
20,547		EVERTEC, Inc.	713,186	0.1
14,066	(2)	Evo Payments, Inc.	349,540	0.1
11,470	(2)	ExlService Holdings, Inc.	756,676	0.1
40,850	(2)	Extreme Networks, Inc.	164,217	0.0
12,535	(2)	Fabrinet	790,081	0.1
6,173	(2)	Faro Technologies, Inc.	376,430	0.1
82,046	(1),(2)	Fitbit, Inc.	571,040	0.1
26,264	(2)	Formfactor, Inc.	654,762	0.1
12,541	(2)	Genasys, Inc.	77,127	0.0
21,574	(2)	GreenSky, Inc.	95,789	0.0
5,476	(2)	GSI Technology, Inc.	30,885	0.0
11,724	(1),(2)	GTT Communications, Inc.	60,496	0.0
15,903	(2)	GTY Technology Holdings, Inc.	42,143	0.0
9,048		Hackett Group, Inc.	101,157	0.0
33,169	(1),(2)	Harmonic, Inc.	185,083	0.0
5,326	(1),(2)	I3 Verticals, Inc.	134,482	0.0
7,682	(2)	Ichor Holdings Ltd.	165,701	0.0
34,236	(1),(2)	II-VI, Inc.	1,388,612	0.2
7,253	(2)	Immersion Corp.	51,134	0.0
5,841	(1),(2)	Impinj, Inc.	153,910	0.0
55,318	(1),(2)	Infinera Corp.	340,759	0.1
10,130	(2)	Information Services Group, Inc.	21,374	0.0
23,428	(1),(2)	Inseego Corp.	241,777	0.0
11,803	(2)	Insight Enterprises, Inc.	667,814	0.1
5,887	(2)	Intellicheck, Inc.	39,266	0.0
2,610	(2)	Intelligent Systems Corp.	101,738	0.0
10,470		InterDigital, Inc.	597,418	0.1
6,196	(2)	International Money Express, Inc.	89,006	0.0
9,673	(2)	Intevac, Inc.	53,298	0.0
15,797	(2)	Iteris, Inc.	64,768	0.0
13,690	(2)	Itron, Inc.	831,531	0.1
15,371	(1),(2)	j2 Global, Inc.	1,063,981	0.2
48,362		KBR, Inc.	1,081,374	0.2
8,972	(2)	Kimball Electronics, Inc.	103,716	0.0
30,329	(2)	Knowles Corp.	451,902	0.1
5,614	(2)	KVH Industries, Inc.	50,582	0.0
45,465	(2)	Lattice Semiconductor Corp.	1,316,666	0.2
40,900	(1),(2)	Limelight Networks, Inc.	235,584	0.0
21,072	(1),(2)	LivePerson, Inc.	1,095,533	0.2
21,847	(2)	LiveRamp Holdings, Inc.	1,131,019	0.2
16,092	(2)	MACOM Technology Solutions Holdings, Inc.	547,289	0.1
9,301		Mantech International Corp.	640,653	0.1
3,308	(1),(2)	Maxeon Solar Technologies Ltd.	56,104	0.0
20,580		MAXIMUS, Inc.	1,407,878	0.2
23,149	(2)	MaxLinear, Inc.	537,983	0.1
12,633		Methode Electronics, Inc.	360,041	0.1
2,657	(2)	MicroStrategy, Inc.	400,038	0.1
19,208	(2)	Mimecast Ltd.	901,239	0.1
14,640	(2)	Mitek Systems, Inc.	186,514	0.0
34,942	(2)	MobileIron, Inc.	244,943	0.0
11,756	(1),(2)	Model N, Inc.	414,752	0.1
21,009	(2)	MoneyGram International, Inc.	59,350	0.0
6,710		MTS Systems Corp.	128,228	0.0
4,056	(1),(2)	Napco Security Technologies, Inc.	95,316	0.0
17,151	(2)	NeoPhotonics Corp.	104,450	0.0
10,343	(2)	Netgear, Inc.	318,771	0.1
24,051	(2)	Netscout Systems, Inc.	525,033	0.1
22,854		NIC, Inc.	450,224	0.1
11,900	(2)	nLight, Inc.	279,412	0.1
11,688	(2)	Novanta, Inc.	1,231,214	0.2
1,665		NVE Corp.	81,718	0.0
11,638	(2)	OneSpan, Inc.	243,932	0.0
16,255	(2)	Onto Innovation, Inc.	484,074	0.1
5,788	(2)	OSI Systems, Inc.	449,207	0.1
5,661	(1),(2)	PAR Technology Corp.	229,327	0.0
11,241	(1),(2)	Paysign, Inc.	63,849	0.0
3,803		PC Connection, Inc.	156,151	0.0
6,284		PCTEL, Inc.	35,567	0.0
10,358	(2)	PDF Solutions, Inc.	193,798	0.0
11,200	(2)	Perficient, Inc.	478,688	0.1
47,277		Perspecta, Inc.	919,538	0.2
5,721	(2)	PFSweb, Inc.	38,273	0.0
22,018	(2)	Photronics, Inc.	219,299	0.0
11,006	(2)	Ping Identity Holding Corp.	343,497	0.1
11,719	(1)	Plantronics, Inc.	138,753	0.0
9,842	(2)	Plexus Corp.	695,140	0.1
19,914		Power Integrations, Inc.	1,103,236	0.2
6,427	(2)	Powerfleet, Inc.	36,184	0.0
15,474		Progress Software Corp.	567,586	0.1
13,469	(2)	PROS Holdings, Inc.	430,200	0.1
16,984	(2)	Q2 Holdings, Inc.	1,549,960	0.2
4,275		QAD, Inc.	180,405	0.0
11,598	(1),(2)	Qualys, Inc.	1,136,720	0.2
10,059	(1),(2)	Quantum Corp.	46,271	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

8,235	(2)	Rackspace Technology, Inc.	158,853	0.0
38,324	(2)	Rambus, Inc.	524,656	0.1
17,156	(1),(2)	Rapid7, Inc.	1,050,633	0.2
18,085	(2)	Repay Holdings Corp.	424,998	0.1
9,889	(1),(2)	Research Frontiers, Inc.	26,700	0.0
17,146	(1),(2)	Resonant, Inc.	40,807	0.0
23,586	(2)	Ribbon Communications, Inc.	91,278	0.0
6,796	(2)	Rimini Street, Inc.	21,883	0.0
6,347	(2)	Rogers Corp.	622,387	0.1
8,104	(2)	Rosetta Stone, Inc.	242,958	0.0
30,163	(1),(2)	SailPoint Technologies Holding, Inc.	1,193,550	0.2
22,448	(2)	Sanmina Corp.	607,218	0.1
8,877		Sapiens International Corp. NV	271,459	0.1
8,985	(2)	Scansource, Inc.	178,173	0.0
3,265	(2)	SecureWorks Corp.	37,188	0.0
21,851	(2)	Semtech Corp.	1,157,229	0.2
31,827	(2)	ServiceSource International, Inc.	46,786	0.0
2,840	(2)	ShotSpotter, Inc.	88,154	0.0
14,616	(2)	Silicon Laboratories, Inc.	1,430,176	0.2
2,857	(2)	SiTime Corp.	240,074	0.0
4,976	(1),(2)	SMART Global Holdings, Inc.	136,044	0.0
11,551	(2)	Smith Micro Software, Inc.	43,085	0.0
8,565	(1),(2)	Sprout Social, Inc.	329,753	0.1
12,106	(2)	SPS Commerce, Inc.	942,694	0.2
5,268	(2)	Startek, Inc.	27,657	0.0
26,478	(1),(2)	SunPower Corp.	331,240	0.1
15,313	(2)	Super Micro Computer, Inc.	404,263	0.1
41,199	(2)	SVMK, Inc.	910,910	0.2
13,511	(2)	SYKES Enterprises, Inc.	462,211	0.1
11,597	(1),(2)	Synaptics, Inc.	932,631	0.2
13,677	(2)	Synchronoss Technologies, Inc.	41,168	0.0
12,046	(2)	TeleNav, Inc.	43,366	0.0
23,936	(2)	Tenable Holdings, Inc.	903,584	0.1
6,201		TTEC Holdings, Inc.	338,265	0.1
34,198	(1),(2)	TTM Technologies, Inc.	390,199	0.1
3,337	(1),(2)	Tucows, Inc.	229,919	0.0
13,918	(2)	Ultra Clean Holdings, Inc.	298,680	0.1
21,702	(2)	Unisys Corp.	231,560	0.0
8,221	(2)	Upland Software, Inc.	309,932	0.1
10,760	(2)	Varonis Systems, Inc.	1,241,919	0.2
16,734	(2)	Veeco Instruments, Inc.	195,286	0.0
21,937	(2)	Verint Systems, Inc.	1,056,925	0.2
7,901	(1),(2)	Veritone, Inc.	72,373	0.0
45,438	(2)	Verra Mobility Corp.	438,931	0.1
77,077	(2)	Viavi Solutions, Inc.	904,113	0.1
22,384	(1)	VirnetX Holding Corp.	117,964	0.0
10,006	(2)	Virtusa Corp.	491,895	0.1
45,493		Vishay Intertechnology, Inc.	708,326	0.1
4,194	(2)	Vishay Precision Group, Inc.	106,192	0.0
13,304	(2)	Workiva, Inc.	741,831	0.1
4,429	(1),(2)	Wrap Technologies, Inc.	29,984	0.0
36,494		Xperi Holding Corp.	419,316	0.1
34,861	(1),(2)	Yext, Inc.	529,190	0.1
19,503	(2)	Zix Corp.	113,898	0.0
33,755	(1),(2)	Zuora, Inc.	349,027	0.1
			86,359,849	13.2

		Materials: 3.9%
9,731	(2)	AdvanSix, Inc.	125,335	0.0
11,157	(2)	AgroFresh Solutions, Inc.	27,112	0.0
63,506	(2)	Alcoa Corp.	738,575	0.1
43,067	(2)	Allegheny Technologies, Inc.	375,544	0.1
10,144		American Vanguard Corp.	133,292	0.0
33,941	(1),(2)	Amyris, Inc.	99,108	0.0
33,937	(2)	Arconic Corp.	646,500	0.1
30,933		Avient Corp.	818,487	0.1
10,933		Balchem Corp.	1,067,389	0.2
13,407		Boise Cascade Co.	535,207	0.1
4,400		Caledonia Mining Corp. PLC	74,756	0.0
15,942		Carpenter Technology Corp.	289,507	0.1
17,650	(2)	Century Aluminum Co.	125,668	0.0
2,559		Chase Corp.	244,129	0.0
5,527	(1),(2)	Clearwater Paper Corp.	209,694	0.0
134,370	(1)	Cleveland-Cliffs, Inc.	862,655	0.1
82,680	(2)	Coeur Mining, Inc.	610,178	0.1
40,471		Commercial Metals Co.	808,611	0.1
11,611	(1)	Compass Minerals International, Inc.	689,113	0.1
18,634		Domtar Corp.	489,515	0.1
28,175	(2)	Ferro Corp.	349,370	0.1
30,512	(2),(4),(5)	Ferroglobe PLC	–	–
7,006	(2)	Forterra, Inc.	82,811	0.0
9,470		FutureFuel Corp.	107,674	0.0
17,112	(2)	GCP Applied Technologies, Inc.	358,496	0.1
22,948		Gold Resource Corp.	78,253	0.0
9,562		Greif, Inc. - Class A	346,240	0.1
3,424		Hawkins, Inc.	157,846	0.0
4,655		Haynes International, Inc.	79,554	0.0
17,378	(1)	HB Fuller Co.	795,565	0.1
178,778		Hecla Mining Co.	908,192	0.1
14,065	(2)	Ingevity Corp.	695,374	0.1
8,346		Innospec, Inc.	528,469	0.1
2,892	(2)	Intrepid Potash, Inc.	24,409	0.0
5,315		Kaiser Aluminum Corp.	284,831	0.1
6,938	(2)	Koppers Holdings, Inc.	145,074	0.0
10,460	(2)	Kraton Corp.	186,397	0.0
7,727	(1)	Kronos Worldwide, Inc.	99,369	0.0
50,067	(1),(2)	Livent Corp.	449,101	0.1
38,133		Louisiana-Pacific Corp.	1,125,305	0.2
25,566	(2)	Marrone Bio Innovations, Inc.	31,191	0.0
6,975		Materion Corp.	362,909	0.1
11,708		Minerals Technologies, Inc.	598,279	0.1
12,401		Myers Industries, Inc.	164,065	0.0
5,790		Neenah, Inc.	216,951	0.0
81,150	(2)	Novagold Resources, Inc.	964,874	0.2
53,485		O-I Glass, Inc.	566,406	0.1
3,197	(1)	Olympic Steel, Inc.	36,318	0.0
20,756		Orion Engineered Carbons SA	259,658	0.1
15,380		PH Glatfelter Co.	211,783	0.0
13,367	(2)	PQ Group Holdings, Inc.	137,145	0.0
4,540	(1)	Quaker Chemical Corp.	815,883	0.1
10,658	(2)	Ranpak Holdings Corp.	101,464	0.0
20,765	(2)	Rayonier Advanced Materials, Inc.	66,448	0.0
4,443	(2)	Ryerson Holding Corp.	25,458	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

9,292		Schnitzer Steel Industries, Inc.	178,685	0.0
10,666		Schweitzer-Mauduit International, Inc.	324,140	0.1
14,239		Sensient Technologies Corp.	822,160	0.1
7,315		Stepan Co.	797,335	0.1
38,965	(2)	Summit Materials, Inc.	644,481	0.1
27,716		SunCoke Energy, Inc.	94,789	0.0
15,897	(1),(2)	TimkenSteel Corp.	56,434	0.0
7,226	(2)	Trecora Resources	44,368	0.0
9,139		Tredegar Corp.	135,897	0.0
13,052	(1)	Trinseo SA	334,653	0.1
30,839		Tronox Holdings PLC	242,703	0.0
2,470	(2)	UFP Technologies, Inc.	102,307	0.0
753		United States Lime & Minerals, Inc.	67,845	0.0
74,659	(1)	United States Steel Corp.	547,997	0.1
5,483	(1),(2)	US Concrete, Inc.	159,226	0.0
10,895		Verso Corp.	85,962	0.0
17,503		Warrior Met Coal, Inc.	298,951	0.1
12,450		Worthington Industries, Inc.	507,711	0.1
			25,777,181	3.9

		Real Estate: 6.5%
29,192		Acadia Realty Trust	306,516	0.0
18,119	(1)	Agree Realty Corp.	1,153,093	0.2
24,819		Alexander & Baldwin, Inc.	278,221	0.0
746		Alexander's, Inc.	182,934	0.0
2,745		Alpine Income Property Trust, Inc.	42,685	0.0
1,965	(2)	Altisource Portfolio Solutions SA	24,897	0.0
17,038		American Assets Trust, Inc.	410,445	0.1
38,250		American Finance Trust, Inc.	239,827	0.0
19,736		Armada Hoffler Properties, Inc.	182,755	0.0
8,352		Bluerock Residential Growth REIT, Inc.	63,308	0.0
3,301		BRT Apartments Corp.	38,886	0.0
32,763		CareTrust REIT, Inc.	583,018	0.1
17,966		CatchMark Timber Trust, Inc.	160,436	0.0
16,004		Chatham Lodging Trust	121,950	0.0
3,513		CIM Commercial Trust Corp.	34,638	0.0
16,136		City Office REIT, Inc.	121,343	0.0
4,935		Clipper Realty, Inc.	29,857	0.0
164,109		Colony Capital, Inc.	448,018	0.1
38,156		Columbia Property Trust, Inc.	416,282	0.1
7,315		Community Healthcare Trust, Inc.	342,049	0.1
40,478		CoreCivic, Inc.	323,824	0.1
4,406		CorEnergy Infrastructure Trust, Inc.	25,731	0.0
14,091		CorePoint Lodging, Inc.	76,796	0.0
1,705		CTO Realty Growth, Inc.	75,190	0.0
37,772	(1),(2)	Cushman & Wakefield PLC	396,984	0.1
68,158		DiamondRock Hospitality Co.	345,561	0.1
80,926		Diversified Healthcare Trust	284,860	0.0
25,710	(1)	Easterly Government Properties, Inc.	576,161	0.1
13,110		EastGroup Properties, Inc.	1,695,516	0.3
31,574		Essential Properties Realty Trust, Inc.	578,436	0.1
7,822	(2)	eXp World Holdings, Inc.	315,539	0.1
10,064		Farmland Partners, Inc.	67,026	0.0
6,278	(2)	Forestar Group, Inc.	111,121	0.0
24,049		Four Corners Property Trust, Inc.	615,414	0.1
35,459		Franklin Street Properties Corp.	129,780	0.0
17,993		Front Yard Residential Corp.	157,259	0.0
2,467	(2)	FRP Holdings, Inc.	102,800	0.0
39,941		Geo Group, Inc./The	452,931	0.1
11,871		Getty Realty Corp.	308,765	0.1
11,903		Gladstone Commercial Corp.	200,566	0.0
6,899	(1)	Gladstone Land Corp.	103,623	0.0
14,458		Global Medical REIT, Inc.	195,183	0.0
31,090		Global Net Lease, Inc.	494,331	0.1
915		Griffin Land & Nurseries, Inc.	48,907	0.0
45,444		Healthcare Realty Trust, Inc.	1,368,773	0.2
11,735		Hersha Hospitality Trust	65,012	0.0
32,409	(1)	Independence Realty Trust, Inc.	375,620	0.1
22,498		Industrial Logistics Properties Trust	492,031	0.1
6,789	(1)	Innovative Industrial Properties, Inc.	842,583	0.1
4,195		Investors Real Estate Trust	273,388	0.0
25,406	(1)	iStar, Inc.	300,045	0.0
8,323	(1)	Jernigan Capital, Inc.	142,656	0.0
40,974	(1)	Kennedy-Wilson Holdings, Inc.	594,942	0.1
28,822		Kite Realty Group Trust	333,759	0.1
89,465		Lexington Realty Trust	934,909	0.1
13,367	(1)	LTC Properties, Inc.	465,974	0.1
48,203	(1)	Macerich Co.	327,298	0.1
29,944		Mack-Cali Realty Corp.	377,893	0.1
8,016	(2)	Marcus & Millichap, Inc.	220,600	0.0
33,370		Monmouth Real Estate Investment Corp.	462,174	0.1
14,550		National Health Investors, Inc.	876,929	0.1
21,326	(1)	National Storage Affiliates Trust	697,573	0.1
29,228		New Senior Investment Group, Inc.	116,912	0.0
48,256		Newmark Group, Inc.	208,466	0.0
7,483		NexPoint Residential Trust, Inc.	331,871	0.1
16,382		Office Properties Income Trust	339,435	0.1
5,852		One Liberty Properties, Inc.	95,739	0.0
44,009	(1)	Pebblebrook Hotel Trust	551,433	0.1
70,898		Physicians Realty Trust	1,269,783	0.2
42,982		Piedmont Office Realty Trust, Inc.	583,266	0.1
6,088		Plymouth Industrial REIT, Inc.	75,126	0.0
22,477		PotlatchDeltic Corp.	946,282	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

16,068		Preferred Apartment Communities, Inc.	86,767	0.0
6,785		PS Business Parks, Inc.	830,416	0.1
20,716	(1)	QTS Realty Trust, Inc.	1,305,522	0.2
3,473	(2)	Rafael Holdings, Inc.	53,832	0.0
6,254		RE/MAX Holdings, Inc.	204,693	0.0
39,131		Realogy Holdings Corp.	369,397	0.1
33,171	(1),(2)	Redfin Corp.	1,656,228	0.3
39,899		Retail Opportunity Investments Corp.	415,548	0.1
72,891		Retail Properties of America, Inc.	423,497	0.1
5,640		Retail Value, Inc.	70,895	0.0
55,404		RLJ Lodging Trust	479,799	0.1
5,344		RMR Group, Inc.	146,800	0.0
27,372		RPT Realty	148,904	0.0
17,128		Ryman Hospitality Properties	630,310	0.1
69,695		Sabra Healthcare REIT, Inc.	960,746	0.1
6,059	(1)	Safehold, Inc.	376,264	0.1
4,309		Saul Centers, Inc.	114,533	0.0
11,619	(1),(2)	Seritage Growth Properties	156,276	0.0
55,411		Service Properties Trust	440,517	0.1
51,772	(1)	SITE Centers Corp.	372,758	0.1
11,674	(1),(2)	St. Joe Co.	240,835	0.0
50,991		STAG Industrial, Inc.	1,554,716	0.2
2,017	(2)	Stratus Properties, Inc.	43,487	0.0
35,847		Summit Hotel Properties, Inc.	185,687	0.0
72,925		Sunstone Hotel Investors, Inc.	579,025	0.1
31,029	(1)	Tanger Factory Outlet Centers, Inc.	187,105	0.0
7,515	(2)	Tejon Ranch Co.	106,337	0.0
22,745		Terreno Realty Corp.	1,245,516	0.2
13,586		UMH Properties, Inc.	183,954	0.0
66,014		Uniti Group, Inc.	695,457	0.1
4,441		Universal Health Realty Income Trust	253,093	0.0
39,649		Urban Edge Properties	385,388	0.1
11,006		Urstadt Biddle Properties, Inc.	101,255	0.0
28,105		Washington Real Estate Investment Trust	565,754	0.1
13,724		Whitestone REIT	82,344	0.0
38,698		Xenia Hotels & Resorts, Inc.	339,768	0.1
			42,527,357	6.5

		Utilities: 3.2%
17,534		ALLETE, Inc.	907,209	0.1
12,332		American States Water Co.	924,284	0.2
3,110		Artesian Resources Corp.	107,202	0.0
37,796	(2)	Atlantic Power Corp.	74,080	0.0
22,716		Avista Corp.	775,070	0.1
21,164		Black Hills Corp.	1,132,062	0.2
11,256		Brookfield Infrastructure Corp.	623,470	0.1
22,859		Brookfield Renewable Corp.	1,339,537	0.2
4,375	(1),(2)	Cadiz, Inc.	43,444	0.0
16,627		California Water Service Group	722,443	0.1
5,718		Chesapeake Utilities Corp.	482,027	0.1
13,423		Clearway Energy, Inc.-Class A	331,548	0.1
25,940		Clearway Energy, Inc.-Class C	699,342	0.1
5,485		Consolidated Water Co., Ltd.	57,099	0.0
4,595	(1)	Genie Energy Ltd.	36,760	0.0
4,764		Global Water Resources, Inc.	51,356	0.0
12,188		MGE Energy, Inc.	763,700	0.1
5,901		Middlesex Water Co.	366,747	0.1
32,779		New Jersey Resources Corp.	885,689	0.1
10,611		Northwest Natural Holding Co.	481,633	0.1
16,964		NorthWestern Corp.	825,129	0.1
17,759		ONE Gas, Inc.	1,225,549	0.2
13,619	(1)	Ormat Technologies, Inc.	805,019	0.1
14,007		Otter Tail Corp.	506,633	0.1
26,804		PNM Resources, Inc.	1,107,809	0.2
30,146		Portland General Electric Co.	1,070,183	0.2
7,649	(2)	Purecycle Corp.	68,918	0.0
3,135		RGC Resources, Inc.	73,516	0.0
8,926		SJW Group	543,236	0.1
32,130	(1)	South Jersey Industries, Inc.	619,145	0.1
18,823		Southwest Gas Holdings, Inc.	1,187,731	0.2
3,137	(1)	Spark Energy, Inc.	26,100	0.0
16,977		Spire, Inc.	903,176	0.1
17,355	(2)	Sunnova Energy International, Inc.	527,766	0.1
5,242		Unitil Corp.	202,551	0.0
4,767		York Water Co.	201,501	0.0
			20,698,664	3.2

	Total Common Stock
	(Cost $440,659,838)		640,859,711	97.9

RIGHTS: –%
		Communication Services: –%
46,399	(2),(4),(5)	Media General, Inc. - CVR	–	–

		Consumer, Non-cyclical: –%
390	(2),(4),(5)	GTX, Inc. - CVR	–	–

		Health Care: –%
37,288	(1),(2),(4),(5)	Progenics Pharmaceuticals, Inc. - CVR	–	–

	Total Rights
	(Cost $800)		–	–

WARRANTS: 0.0%
		Health Care: 0.0%
154	(2)	Pulse Biosciences, Inc.	736	0.0

	Total Warrants
	(Cost $0)		736	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

OTHER(6): –%
		Financials: –%
11,689	(4),(5)	Calamos Asset Management, Inc. (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $440,660,638)		640,860,447	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 24.0%
		Repurchase Agreements: 20.3%
5,975,108	(7)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $5,975,129, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $6,094,610, due 09/01/29-02/20/69)	5,975,108	0.9
10,812,302	(7)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $10,812,373, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $11,352,917, due 08/10/21-08/21/40)	10,812,302	1.6
11,555,183	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $11,555,215, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $11,786,287, due 10/25/20-06/20/69)	11,555,183	1.8
2,783,907	(7)	CF Secured LLC, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $2,783,914, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,839,596, due 08/15/27-09/01/50)	2,783,907	0.4
10,207,473	(7)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $10,207,507, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $10,411,666, due 10/08/20-08/15/50)	10,207,473	1.6
21,455,681	(7)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $21,455,728, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $21,884,796, due 11/27/20-11/01/59)	21,455,681	3.3
4,070,137	(7)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $4,070,147, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,151,540, due 10/01/20-09/01/50)	4,070,137	0.6
8,030,531	(7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $8,030,560, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $8,191,171, due 02/15/21-07/20/70)	8,030,531	1.2
4,337,074	(7)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $4,337,088, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $4,423,831, due 08/31/23-08/15/40)	4,337,074	0.7
31,176,432	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $31,176,500, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $31,799,961, due 10/27/20-07/15/61)	31,176,432	4.8
2,533,480	(7)	Royal Bank of Canada, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $2,533,495, collateralized by various U.S. Government Securities, 0.000%-10.200%, Market Value plus accrued interest $2,651,353, due 10/27/20-07/09/40)	2,533,480	0.4
5,460,522	(7)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $5,460,540, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $5,569,733, due 06/01/26-02/15/60)	5,460,522	0.8
14,582,887	(7)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $14,582,971, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,914,473, due 04/15/22-02/15/46)	14,582,887	2.2

	Total Repurchase Agreements
	(Cost $132,980,717)		132,980,717	20.3

Shares			Value	Percentage of Net Assets
		Mutual Funds(7): 3.7%
4,038,000	(7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	4,038,000	0.6
16,454,000	(7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	16,454,000	2.5
3,776,000	(7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	3,776,000	0.6
	Total Mutual Funds
	(Cost $24,268,000)		24,268,000	3.7

	Total Short-Term Investments
	(Cost $157,248,717)		157,248,717	24.0

	Total Investments in Securities (Cost $597,909,355)		$798,109,164	121.9
	Liabilities in Excess of Other Assets		(143,578,266)	(21.9)
	Net Assets		$654,530,898	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$15,204,781	$–	$–	$15,204,781
Consumer Discretionary	86,429,260	–	–	86,429,260
Consumer Staples	21,960,180	68,574	–	22,028,754
Energy	12,332,551	–	–	12,332,551
Financials	94,400,878	–	–	94,400,878
Health Care	135,387,615	2,118,670	–	137,506,285
Industrials	97,594,151	–	–	97,594,151
Information Technology	86,359,849	–	–	86,359,849
Materials	25,777,181	–	–	25,777,181
Real Estate	42,527,357	–	–	42,527,357
Utilities	20,698,664	–	–	20,698,664
Total Common Stock	638,672,467	2,187,244	–	640,859,711
Rights	–	–	–	–
Warrants	–	736	–	736
Other	–	–	–	–
Short-Term Investments	24,268,000	132,980,717	–	157,248,717
Total Investments, at fair value	$662,940,467	$135,168,697	$–	$798,109,164
Other Financial Instruments+
Futures	35,982	–	–	35,982
Total Assets	$662,976,449	$135,168,697	$–	$798,145,146

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Calamos Asset Management, Inc. (Escrow)	1/30/2020	$–	$–
Ferroglobe PLC	6/26/2018	–	–
GTX, Inc. - CVR	6/10/2019	800	–
Media General, Inc. - CVR	1/18/2017	–	–
Progenics Pharmaceuticals, Inc. - CVR	6/22/2020	–	–
		$800	$–

At September 30, 2020, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	181	12/18/20	$13,614,820	$35,982
			$13,614,820	$35,982

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $605,724,327.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$266,628,138
Gross Unrealized Depreciation	(74,207,112)
Net Unrealized Appreciation	$192,421,026